MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND          TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS APRIL 30, 2000              NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:
For the six-month period ended April 30, 2000, the international equity markets outpaced the U.S. market in local currency terms. However, weakness in the euro and yen offset most of this gain, resulting in a return of 6.72 percent in U.S. dollar terms for the Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE).

The period under review can be considered as having two distinct phases in the international markets: a huge fourth-quarter 1999 rally (up 15 percent as measured by the MSCI EAFE) followed by sharp volatility in the new year (down 10 percent through February, up 10 percent through mid-March, and then another dip). Confronted with extended global equity valuations and central banks' tightening of monetary policy, investors have balked. There have been more than 80 central bank tightenings worldwide over the past 12 months and global bond yields (excluding Asia) have backed up more than 1 percent in the past year.

PERFORMANCE

For the six-month period ended April 30, 2000, Morgan Stanley Dean Witter International Fund's Class A, B, C and D shares returned 6.15 percent,
5.69 percent, 5.69 percent and 6.24 percent, respectively. During the same period the MSCI EAFE Index returned 6.72 percent.* The performance of the Fund's four share classes varies because of differing expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

----------------
* The Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE) measures the performance for a diverse range of global stock markets within Europe, Australia and the Far East. The index does not include any expenses, fees, charges, or reinvestment of dividends. The index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
LETTER TO THE SHAREHOLDERS APRIL 30, 2000, CONTINUED

In Europe, the major drivers of the Fund's performance were its overweighting in Spain, which turned in a solid performance for the period, and underweightings in the United Kingdom, Switzerland and Belgium, all of which posted negative returns. In Asia, the Fund's sector rotation from an early overweighting in technology to a focus on old-economy stocks, along with its market allocations to Hong Kong, contributed positively to its performance. The Fund's overweighting in Japan during much of period and its limited exposure to the emerging markets detracted from its performance.

PORTFOLIO STRATEGY

The Fund went into the long-awaited Y2K changeover fully invested, enabling it to benefit greatly from the subsequent Japanese and European growth-stock rallies. Over the past several months Morgan Stanley Dean Witter Investment Management Inc., the Fund's sub-advisor, has edged the portfolio out of the technology, media and telecommunications sector and into defensive sectors such as financials, pharmaceuticals and foods. While confident in the long-term potential for the technology hardware and equipment sector, which should benefit from increased spending on information technology in Europe and Asia, the sub-advisor is cautious about this sector in the short term, given rising interest rates, excessive valuations and complacency in investor sentiment.

EUROPE

The Fund has remained below its benchmark allocation in Europe, chiefly because of its significantly underweighted position in the United Kingdom. The sub-advisor has not favored the U.K., because of the old-economy composition of its market and the Monetary Policy Committee (MPC)'s clear intent to slow down consumer demand and the housing market with interest-rate hikes. The sub-advisor believes the MPC is near the completion of its tightening, however, in which case the U.K. market may become increasingly appealing.

The economic news from Europe continued to improve during the period, with manufacturing and consumer confidence reaching record highs and unemployment continuing to fall. Along with this positive cyclical story, the European markets' long-term dynamics are improving, as evidenced by increasing market liberalization, competition and wage moderation. Despite this backdrop, the euro weakened to below 0.90 versus the U.S. dollar. Although the marginal rate of growth favors the eurozone, the absolute growth of the U.S. economy coupled with the high demand from European investors for direct U.S. investments and U.S. equities has undermined the euro. However, the currency's weakness does provide some good news for European equities. The sub-advisor estimates

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
LETTER TO THE SHAREHOLDERS APRIL 30, 2000, CONTINUED

that every fall of 10 percent in the trade-weighted euro adds roughly
0.7 percent to eurozone GDP, with only a 0.2 percent uptick in inflation. Although the European fundamentals are good and improving, valuations there remain expensive.

ASIA (EX-JAPAN)

In April the sub-advisor reduced the Fund's position in Hong Kong, making it underweighted relative to the MSCI EAFE. The Hong Kong market has become heavily skewed toward technology shares and is very closely correlated to the performance of the Nasdaq index. From a macro perspective, the currency peg to the U.S. dollar is a negative, because it means interest rates rise along with those in the United States, but in a struggling economy.

Singapore suffered in the first quarter, following very strong performance -- up
25.1 percent -- in the fourth quarter of 1999. The first-quarter selloff was largely the result of rotation within the region to small caps and the technology, media and telecommunications sector. The Fund maintained a significantly overweighted position in this market and consequently benefited in April when investors rewarded Singapore for further market liberalization. The Monetary Authority of Singapore removed limits on foreign ownership of local banks and has overhauled brokerage commission structures as part of a broader liberalization of the financial sector. The sub-advisor remains optimistic about Singapore due to rising profits and solid fundamentals.

JAPAN

The Fund remains neutral to overweighted in Japan based on the sub-advisor's long-term structural theme. There are signs the economy is continuing to strengthen. Corporate earnings growth is positive and revisions are picking up relative to other global markets. Imports and capital spending are rising and business confidence is improving. Foreign investors have recently become net sellers of Japanese equities, but we anticipate that demand from local investors will rise to fill this gap.

LOOKING AHEAD

Morgan Stanley Dean Witter Investment Management Inc. maintains a favorable outlook for the international markets. Regarding Japan, the sub-advisor believes that with some revival of consumer spending over the near-to-medium term, a self-sustaining economic recovery is nearly assured. In Asia, the economic and fundamental news is positive and improving as pressures to reform the government and corporate sectors continue to force change. This restructuring should increase return on equity and earnings. The sub-advisor believes the outlook for European equities remains

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
LETTER TO THE SHAREHOLDERS APRIL 30, 2000, CONTINUED

generally positive. Economic growth has accelerated sharply, giving rise to a healthy corporate earnings outlook. The expected continuation of a high level of merger-and-acquisition activity should benefit the European equity markets, and any recovery in the euro versus the U.S. dollar should strengthen returns to a United States-based investor.

We appreciate your ongoing support of Morgan Stanley Dean Witter International Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[SIGNATURE]                                  [SIGNATURE]
Charles A. Fiumefreddo                       Mitchell M. Merin
CHAIRMAN OF THE BOARD                        PRESIDENT

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
FUND PERFORMANCE APRIL 30, 2000

                                       AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------------
                      CLASS A*                                            CLASS B**
   -----------------------------------------------     ------------------------------------------------
   Since Inception (6/28/99)   12.20%(1)   6.31%(2)    Since Inception (6/28/99)   11.50%(1)     6.50%(2)

                      CLASS C+                                            CLASS D++
   -----------------------------------------------     ------------------------------------------------
   Since Inception (6/28/99)   11.50%(1)  10.50%(2)    Since Inception (6/28/99)      12.40%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2000 (UNAUDITED)

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  COMMON AND PREFERRED STOCKS, BONDS AND WARRANTS (78.4%)

                  AUSTRALIA (1.5%)
                  AIR FREIGHT/DELIVERY SERVICES
       27,745     Mayne Nickless Ltd..............................................................  $     55,834
                                                                                                    ------------
                  ALCOHOLIC BEVERAGES
      127,993     Foster's Brewing Group Ltd......................................................       322,972
                                                                                                    ------------
                  BEVERAGES - NON-ALCOHOLIC
       46,378     Coca-Cola Amatil Ltd............................................................       110,752
                                                                                                    ------------
                  CASINO/GAMBLING
       23,585     TABCORP Holdings Ltd............................................................       126,098
                                                                                                    ------------
                  CONTAINERS/PACKAGING
       47,100     Amcor Ltd.......................................................................       139,290
       46,286     Southcorp Holdings Ltd..........................................................       144,200
                                                                                                    ------------
                                                                                                         283,490
                                                                                                    ------------
                  DIVERSIFIED COMMERCIAL SERVICES
       15,821     Brambles Industries, Ltd........................................................       444,808
                                                                                                    ------------
                  DIVERSIFIED FINANCIAL SERVICES
  AUD 24,300    K AMP Group Finance Services Ltd. 7.08% due 12/29/49*.............................        12,842
       59,482     Colonial Ltd....................................................................       306,749
                                                                                                    ------------
                                                                                                         319,591
                                                                                                    ------------
                  ENGINEERING & CONSTRUCTION
       19,776     Leighton Holdings Ltd...........................................................        52,255
                                                                                                    ------------
                  FOOD CHAINS
       79,458     Coles Myer Ltd..................................................................       297,182
       83,253     Woolworth's Ltd.................................................................       279,811
                                                                                                    ------------
                                                                                                         576,993
                                                                                                    ------------
                  FOREST PRODUCTS
       13,471     Wesfarmers Limited..............................................................        93,655
                                                                                                    ------------
                  INTERNATIONAL BANKS
       98,047     National Australia Bank Ltd.....................................................     1,341,697
       22,915     Suncorp-Metway Ltd..............................................................       110,513
      134,376     Westpac Banking Corp., Ltd......................................................       856,710
                                                                                                    ------------
                                                                                                       2,308,920
                                                                                                    ------------
                  LIFE INSURANCE
       69,638     Amp Ltd.........................................................................       609,293
                                                                                                    ------------
                  MEDIA CONGLOMERATES
      136,043     News Corporation Ltd............................................................     1,725,629
      120,664     News Corporation Ltd. (Pref.)...................................................     1,296,460
                                                                                                    ------------
                                                                                                       3,022,089
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  MULTI-SECTOR COMPANIES
       92,649     Broken Hill Proprietary Co., Ltd................................................  $    996,537
       77,680     Pacific Dunlop Ltd..............................................................        65,248
                                                                                                    ------------
                                                                                                       1,061,785
                                                                                                    ------------
                  NATURAL GAS
       36,753     Australian Gas Light Company Ltd................................................       190,798
                                                                                                    ------------
                  OIL & GAS PRODUCTION
       53,444     Santos Ltd......................................................................       121,578
                                                                                                    ------------
                  OTHER METALS/MINERALS
       10,491     Rio Tinto Ltd...................................................................       155,659
      103,021     WMC Ltd.........................................................................       427,255
                                                                                                    ------------
                                                                                                         582,914
                                                                                                    ------------
                  OTHER PHARMACEUTICALS
        7,681     CSL Ltd.........................................................................        92,295
        9,112     FH Faulding & Company Ltd.......................................................        36,408
                                                                                                    ------------
                                                                                                         128,703
                                                                                                    ------------
                  OTHER TELECOMMUNICATIONS
       80,283     Telstra Corp., Ltd..............................................................       343,725
                                                                                                    ------------
                  PAPER
       15,700     Paperlinx Ltd.*.................................................................        28,252
                                                                                                    ------------
                  PRECIOUS METALS
      117,787     Normandy Mining Ltd.............................................................        58,399
                                                                                                    ------------
                  PROPERTY - CASUALTY INSURERS
       30,190     QBE Insurance Group Ltd.........................................................       126,668
                                                                                                    ------------
                  REAL ESTATE
       28,402     AMP Diversified Property Trust..................................................        39,429
      100,790     General Property Trust (Units) ++...............................................       155,796
       39,469     Lend Lease Corporation Ltd......................................................       427,201
       23,205     Stockland Trust Group (Units) ++................................................        46,968
       98,188     Westfield Trust
                    (Units) ++....................................................................       179,837
                                                                                                    ------------
                                                                                                         849,231
                                                                                                    ------------
                  SPECIALTY CHEMICALS
       11,366     Orica Ltd.......................................................................        44,884
                                                                                                    ------------
                  SPECIALTY FOODS/CANDY
       87,572     Goodman Fielder Ltd.............................................................        64,873
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  STEEL/IRON ORE
       38,814     North Ltd.......................................................................  $     66,675
                                                                                                    ------------
                  TOTAL AUSTRALIA.................................................................    11,995,239
                                                                                                    ------------
                  AUSTRIA (0.1%)
                  ALCOHOLIC BEVERAGES
          588     BBAG Oesterreichische Brau-Beteiligungs AG......................................        22,823
                                                                                                    ------------
                  BUILDING PRODUCTS
        4,433     Wienerberger Baustoffindustrie AG...............................................        94,695
                                                                                                    ------------
                  CONTAINERS/PACKAGING
          769     Mayr-Melnhof Karton AG..........................................................        36,265
                                                                                                    ------------
                  DIVERSIFIED COMMERCIAL SERVICES
        1,363     Flughafen Wien AG...............................................................        43,686
                                                                                                    ------------
                  ELECTRIC UTILITIES
        1,959     Oesterreichische
                    Elektrizitatwirtschafts AG (Verbund) (A Shares)...............................       187,155
        2,150     OMV AG..........................................................................       176,575
                                                                                                    ------------
                                                                                                         363,730
                                                                                                    ------------
                  ENGINEERING & CONSTRUCTION
          108     BWT AG..........................................................................        31,710
          963     VA Technologie AG...............................................................        57,319
                                                                                                    ------------
                                                                                                          89,029
                                                                                                    ------------
                  HOME BUILDING
          302     Bau Holding AG..................................................................        12,298
                                                                                                    ------------
                  INTERNATIONAL BANKS
        6,967     Bank Austria AG.................................................................       309,051
                                                                                                    ------------
                  MULTI-LINE INSURANCE
          454     Generali Holding Vienna AG......................................................        66,030
                                                                                                    ------------
                  SEMICONDUCTORS
          191     Austria Mikro Systeme International AG*.........................................        15,452
                                                                                                    ------------
                  STEEL/IRON ORE
          673     Boehler-Uddeholm AG.............................................................        26,220
                                                                                                    ------------
                  TOBACCO
        1,421     Austria Tabakwerke AG...........................................................        50,118
                                                                                                    ------------

                  TOTAL AUSTRIA...................................................................     1,129,397
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------

                  BELGIUM (0.0%)
                  ELECTRIC UTILITIES
        1,333     Electrabel S.A..................................................................  $    322,190
                                                                                                    ------------
                  OTHER PHARMACEUTICALS
        1,600     UCB S.A.........................................................................        53,813
                                                                                                    ------------

                  TOTAL BELGIUM...................................................................       376,003
                                                                                                    ------------

                  BRAZIL (1.2%)
                  ALCOHOLIC BEVERAGES
      422,000     Companhia Cervejaria Brahma (Pref.).............................................       314,751
                                                                                                    ------------
                  CELLULAR TELEPHONE
   19,332,351     Telesp Celular Participacoes S.A. (Pref.).......................................       341,787
                                                                                                    ------------
                  ELECTRIC UTILITIES
   44,732,000     Centrais Electricas Brasileiras S.A.............................................       662,330
                                                                                                    ------------
                  FOOD CHAINS
   10,219,000     Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Pref.)................       287,939
                                                                                                    ------------
                  INTEGRATED OIL COMPANIES
    5,825,000     Petroleo Brasileiro S.A.........................................................     1,287,293
    4,383,000     Petroleo Brasileiro S.A. (Pref.)................................................     1,035,211
                                                                                                    ------------
                                                                                                       2,322,504
                                                                                                    ------------
                  INTERNATIONAL BANKS
   66,636,000     Banco Bradesco S.A..............................................................       371,836
   64,675,000     Banco Bradesco S.A. (Pref.).....................................................       471,663
    8,659,000     Banco Itau S.A. (Pref.).........................................................       641,053
                                                                                                    ------------
                                                                                                       1,484,552
                                                                                                    ------------
                  METALS FABRICATIONS
    6,859,000     Companhia Siderurgica Nacional..................................................       187,202
                                                                                                    ------------
                  NON - U.S. UTILITIES
   19,826,000     Companhia Energetica de Minas Gerais S.A. (Pref.)...............................       302,319
                                                                                                    ------------
                  OTHER METALS/MINERALS
       35,000     Companhia Vale do Rio Doce (Pref.) (A Shares)...................................       864,365
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  OTHER TELECOMMUNICATIONS
   22,237,000     Embratel Participacoes S.A. (Pref.).............................................  $    491,426
   21,198,000     Telesp - Telecomunicacoes de Sao Paulo S.A......................................       315,042
   40,837,000     Telesp - Telecomunicacoes de Sao Paulo S.A. (Pref.).............................     1,017,541
                                                                                                    ------------
                                                                                                       1,824,009
                                                                                                    ------------
                  PAPER
       98,000     Aracruz Celulose S.A. (Pref.) (B Shares)........................................       186,796
                                                                                                    ------------
                  TELECOMMUNICATIONS
   22,490,000     Tele Centro Sul Participacoes S.A. (Pref.)......................................       289,512
   22,918,000     Tele Norte Leste Participacoes S.A. (Pref.).....................................       467,223
                                                                                                    ------------
                                                                                                         756,735
                                                                                                    ------------
                  TOBACCO
       32,000     Souza Cruz S.A..................................................................       194,475
                                                                                                    ------------
                  TOTAL BRAZIL....................................................................     9,729,764
                                                                                                    ------------

                  DENMARK (0.0%)
                  MAJOR PHARMACEUTICALS
          800     Novo-Nordisk AS (Series B)......................................................       107,373
                                                                                                    ------------

                  FINLAND (3.2%)
                  ALCOHOLIC BEVERAGES
        6,350     Hartwall Oyj ABP................................................................        93,105
                                                                                                    ------------
                  BUILDING PRODUCTS
        1,923     Sanitec Oyj.....................................................................        22,341
                                                                                                    ------------
                  CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS
        7,227     Metra Oyj (B Shares)............................................................       117,591
                                                                                                    ------------
                  E.D.P. SERVICES
        7,682     Tietoenator Oyj ABP.............................................................       370,096
                                                                                                    ------------
                  FOOD CHAINS
       18,773     Kesko Oyj (B Shares)............................................................       204,776
                                                                                                    ------------
                  INDUSTRIAL MACHINERY/COMPONENTS
       16,819     Metso Oyj.......................................................................       221,683
                                                                                                    ------------
                  OTHER METALS/MINERALS
       12,313     Outokumpu Oyj...................................................................       144,943
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  PAPER
       29,009     UPM-Kymmene Oyj.................................................................  $    751,521
                                                                                                    ------------
                  PROPERTY - CASUALTY INSURERS
       11,435     Sampo Insurance Co. Ltd. (A Shares).............................................       432,408
                                                                                                    ------------
                  SPECIALTY FOODS/CANDY
       17,441     Raisio Group PLC................................................................        44,391
                                                                                                    ------------
                  TELECOMMUNICATIONS
        6,051     Sonera Oyj......................................................................       332,772
                                                                                                    ------------
                  TELECOMMUNICATIONS EQUIPMENT
      397,800     Nokia Oyj+......................................................................    22,816,972
                                                                                                    ------------

                  TOTAL FINLAND...................................................................    25,552,599
                                                                                                    ------------

                  FRANCE (8.8%)
                  ALCOHOLIC BEVERAGES
        7,819     LVMH-Moet Hennessy Louis Vuitton+...............................................     3,280,809
                                                                                                    ------------
                  AUTO PARTS: O.E.M.
        7,722     Valeo S.A.......................................................................       428,177
                                                                                                    ------------
                  AUTOMOTIVE AFTERMARKET
       11,392     Compagnie Generale des Etablissements Michelin (B Shares).......................       377,969
                                                                                                    ------------
                  BEVERAGES - NON-ALCOHOLIC
        4,994     Pernod-Ricard...................................................................       225,842
                                                                                                    ------------
                  BUILDING MATERIALS
        4,010     Lafarge S.A.....................................................................       332,068
                                                                                                    ------------
                  CABLE TELEVISION
       10,325     Canal Plus......................................................................     1,989,710
                                                                                                    ------------
                  COMPUTER SOFTWARE
        6,970     Dassault Systemes S.A...........................................................       536,003
                                                                                                    ------------
                  CONSUMER SPECIALTIES
        5,655     Societe BIC S.A.................................................................       225,149
                                                                                                    ------------
                  CONTAINERS/PACKAGING
        6,849     Pechiney S.A. (A Shares)........................................................       300,081
                                                                                                    ------------
                  DIVERSIFIED COMMERCIAL SERVICES
        2,769     Sodexho Alliance S.A............................................................       414,805
                                                                                                    ------------
                  DIVERSIFIED MANUFACTURING
        8,087     Compagnie de Saint-Gobain.......................................................     1,103,398
                                                                                                    ------------
                  E.D.P. SERVICES
        5,910     Cap Gemini S.A..................................................................     1,160,393
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  ELECTRICAL PRODUCTS
       14,199     Schneider Electric S.A..........................................................       929,296
                                                                                                    ------------
                  ENGINEERING & CONSTRUCTION
        2,573     Bouygues S.A....................................................................  $  1,641,878
       12,952     Suez Lyonnaise des Eaux.........................................................     2,030,906
                                                                                                    ------------
                                                                                                       3,672,784
                                                                                                    ------------
                  FARMING/SEEDS/MILLING
        3,325     Eridania Beghin-Say S.A.........................................................       274,587
                                                                                                    ------------
                  FOOD CHAINS
       49,586     Carrefour S.A.+.................................................................     3,227,275
        6,736     Etablissements Economiques du Casino Guichard-Perrachon S.A.....................       614,752
                                                                                                    ------------
                                                                                                       3,842,027
                                                                                                    ------------
                  HOTELS/RESORTS
       15,568     Accor S.A.......................................................................       578,081
                                                                                                    ------------
                  INTERNATIONAL BANKS
       33,319     Banque Nationale de Paris+......................................................     2,692,512
        5,226     Banque Nationale de Paris - CVG (Warrants due 7/1/02)*..........................        29,690
        8,330     Societe Generale (A Shares).....................................................     1,724,895
                                                                                                    ------------
                                                                                                       4,447,097
                                                                                                    ------------
                  MAJOR CHEMICALS
       65,555     Aventis S.A.....................................................................     3,605,164
                                                                                                    ------------
                  MAJOR PHARMACEUTICALS
       64,933     Sanofi-Synthelabo S.A.*.........................................................     2,422,939
                                                                                                    ------------
                  MEDICAL SPECIALTIES
          613     Essilor International S.A.......................................................       163,822
                                                                                                    ------------
                  MILITARY/GOV'T/TECHNICAL
       13,917     Thomson CSF.....................................................................       494,637
                                                                                                    ------------
                  MOTOR VEHICLES
        3,645     PSA Peugeot Citroen.............................................................       754,108
                                                                                                    ------------
                  MULTI-LINE INSURANCE
       27,424     AXA+............................................................................     4,065,825
                                                                                                    ------------
                  MULTI-SECTOR COMPANIES
       12,432     Lagardere S.C.A.................................................................       841,901
       42,291     Vivendi.........................................................................     4,182,546
                                                                                                    ------------
                                                                                                       5,024,447
                                                                                                    ------------
                  OIL REFINING/MARKETING
       68,548     Total Fina Elf..................................................................    10,399,561
                                                                                                    ------------
                  OTHER SPECIALTY STORES
       10,090     Pinault-Printemps-Redoute S.A...................................................     2,035,225
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  OTHER TELECOMMUNICATIONS
        5,831     France Telecom S.A.+............................................................       902,125
                                                                                                    ------------
                  PACKAGE GOODS/COSMETICS
        5,441     L'Oreal S.A.+...................................................................  $  3,689,618
                                                                                                    ------------
                  PACKAGED FOODS
        9,021     Groupe Danone...................................................................     1,972,121
                                                                                                    ------------
                  REAL ESTATE
        2,100     Fonciere Lyonnaise..............................................................       213,415
        3,970     Gecina..........................................................................       367,008
        5,460     Klepierre.......................................................................       451,646
        5,750     Simco S.A.......................................................................       371,622
        9,420     Societe des Immeubles de France.................................................       154,044
        1,010     Societe Immobiliere de Location pour l'Industrie et le Commerce.................       133,123
        5,750     Unibail.........................................................................       726,518
                                                                                                    ------------
                                                                                                       2,417,376
                                                                                                    ------------
                  SPECIALTY CHEMICALS
        7,115     Air Liquide S.A.................................................................       926,151
                                                                                                    ------------
                  SPECIALTY STEELS
       20,801     Usinor S.A......................................................................       273,222
                                                                                                    ------------
                  TELECOMMUNICATIONS EQUIPMENT
       23,475     Alcatel+........................................................................     5,441,388
          700     Sagem S.A. (New)................................................................       870,458
                                                                                                    ------------
                                                                                                       6,311,846
                                                                                                    ------------

                  TOTAL FRANCE....................................................................    69,576,463
                                                                                                    ------------

                  GERMANY (6.2%)
                  AIRLINES
       14,014     Deutsche Lufthansa AG...........................................................       292,354
                                                                                                    ------------
                  AUTO PARTS: O.E.M.
        7,050     Continental AG..................................................................       126,887
                                                                                                    ------------
                  BANKING
       29,868     Bayerische Hypo - und Vereinsbank AG*+..........................................     1,848,916
       42,903     Deutsche Bank AG (Registered Shares)+...........................................     2,882,013
       28,050     Dresdner Bank AG................................................................     1,162,684
                                                                                                    ------------
                                                                                                       5,893,613
                                                                                                    ------------
                  BUILDING MATERIALS
        2,334     Heidelberger Zement AG..........................................................       137,268
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  COMPUTER SOFTWARE
        4,070     SAP AG..........................................................................  $  1,909,009
        3,644     SAP AG (Pref.)..................................................................     2,143,120
                                                                                                    ------------
                                                                                                       4,052,129
                                                                                                    ------------
                  DEPARTMENT STORES
        7,850     Karstadquelle AG................................................................       239,044
                                                                                                    ------------
                  DIVERSIFIED ELECTRONIC PRODUCTS
       47,287     Siemens AG......................................................................     6,976,284
                                                                                                    ------------
                  DIVERSIFIED MANUFACTURING
        7,800     MAN AG..........................................................................       253,120
                                                                                                    ------------
                  MAJOR CHEMICALS
       44,867     BASF AG.........................................................................     1,939,284
       47,333     Bayer AG........................................................................     1,959,821
                                                                                                    ------------
                                                                                                       3,899,105
                                                                                                    ------------
                  MAJOR PHARMACEUTICALS
        6,100     Merck KGaA......................................................................       175,219
        4,200     Schering AG.....................................................................       593,668
                                                                                                    ------------
                                                                                                         768,887
                                                                                                    ------------
                  MEDICAL SPECIALTIES
        4,200     Fresenius Medical Care AG.......................................................       309,242
                                                                                                    ------------
                  MEDICAL/DENTAL DISTRIBUTORS
        4,150     Gehe AG.........................................................................       132,787
                                                                                                    ------------
                  MOTOR VEHICLES
       62,738     DaimlerChrylser AG (Registered Shares)+.........................................     3,649,846
       20,629     Volkswagen AG...................................................................       775,385
        3,650     Volkswagen AG (Pref.)...........................................................        80,292
                                                                                                    ------------
                                                                                                       4,505,523
                                                                                                    ------------
                  MOVIES/ENTERTAINMENT
        5,600     EM. TV & Merchandising AG.......................................................       442,865
                                                                                                    ------------
                  MULTI-LINE INSURANCE
       15,150     Allianz AG (Registered Shares)+.................................................     5,832,167
       11,855     Muenchener Rueckver AG (Registered Shares)+.....................................     3,459,159
                                                                                                    ------------
                                                                                                       9,291,326
                                                                                                    ------------
                  MULTI-SECTOR COMPANIES
       29,490     IVG Holding AG..................................................................       384,672
       11,900     Linde AG........................................................................       457,563
       15,087     Preussag AG.....................................................................       622,619
       46,809     RWE AG..........................................................................     1,506,248
        2,050     RWE AG (Pref.)..................................................................        53,854
       36,416     ThyssenKrupp AG.................................................................       761,349
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
       63,300     VEBA AG.........................................................................  $  3,127,283
       74,669     Viag AG.........................................................................     1,438,931
                                                                                                    ------------
                                                                                                       8,352,519
                                                                                                    ------------
                  OTHER SPECIALTY STORES
        5,400     Douglas Holding AG..............................................................       167,874
       27,200     Metro AG........................................................................     1,032,260
                                                                                                    ------------
                                                                                                       1,200,134
                                                                                                    ------------
                  PACKAGE GOODS/COSMETICS
       10,850     Beiersdorf AG...................................................................       705,180
                                                                                                    ------------
                  REAL ESTATE
        6,132     WCM Beteiligungs-und Grundbesitz AG.............................................       183,384
                                                                                                    ------------
                  TELECOMMUNICATIONS
       17,300     Deutsche Telecom AG+............................................................     1,108,662
                                                                                                    ------------

                  TOTAL GERMANY...................................................................    48,870,313
                                                                                                    ------------

                  HONG KONG (0.6%)
                  BANKING
       52,900     Hang Seng Bank Ltd..............................................................       485,595
                                                                                                    ------------
                  BROADCASTING
       12,000     Television Broadcasts Ltd.......................................................        82,038
                                                                                                    ------------
                  DIVERSIFIED MANUFACTURING
       24,000     Johnson Electric Holdings Ltd...................................................       189,495
                                                                                                    ------------
                  HOTELS/RESORTS
       24,000     HongKong & Shanghai Hotels Ltd. (The)...........................................        12,941
       98,000     Regal Hotels International Holdings Ltd.........................................         5,536
       26,000     Shangri-La Asia Ltd.............................................................        29,040
                                                                                                    ------------
                                                                                                          47,517
                                                                                                    ------------
                  INTERNATIONAL BANKS
       34,725     Bank of East Asia, Ltd..........................................................        75,120
                                                                                                    ------------
                  MULTI-SECTOR COMPANIES
       36,000     Hopewell Holdings Ltd...........................................................        16,639
       99,000     Hutchison Whampoa, Ltd..........................................................     1,436,238
       55,270     New World Development Co., Ltd..................................................        74,151
       39,000     Swire Pacific Ltd. (Class A)....................................................       220,308
                                                                                                    ------------
                                                                                                       1,747,336
                                                                                                    ------------
                  NATURAL GAS
      261,300     Hong Kong & China Gas Co., Ltd..................................................       286,826
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  NEWSPAPERS
       52,000     South China Morning Post (Holdings) Ltd.........................................  $     55,411
                                                                                                    ------------
                  REAL ESTATE
       56,000     Cheung Kong (Holdings) Ltd......................................................       668,627
       54,000     Hang Lung Development Co........................................................        41,943
       28,813     Hysan Development Co., Ltd......................................................        32,367
       86,485     Sino Land Co., Ltd..............................................................        32,477
       59,000     Sun Hung Kai Properties Ltd.....................................................       463,950
       60,000     Wharf (Holdings) Ltd. (The).....................................................       124,405
                                                                                                    ------------
                                                                                                       1,363,769
                                                                                                    ------------
                  TELECOMMUNICATIONS
       31,179     Cable & Wireless HKT Ltd........................................................        73,453
                                                                                                    ------------
                  UTILITIES
       96,500     CLP Holdings Ltd................................................................       432,380
                                                                                                    ------------

                  TOTAL HONG KONG.................................................................     4,838,940
                                                                                                    ------------

                  INDIA (0.3%)
                  BUILDING MATERIALS
       90,000     Gujarat Ambuja Cements Ltd. (GDR)...............................................       405,000
                                                                                                    ------------
                  CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS
       28,000     Larsen & Toubro Ltd. (Registered Shares) (GDR)..................................       383,600
       71,000     Tata Engineering & Locomotive Co. Ltd. (GDR) - 144A**...........................       213,000
                                                                                                    ------------
                                                                                                         596,600
                                                                                                    ------------
                  OTHER TELECOMMUNICATIONS
       25,000     Videsh Sanchar Nigam Ltd. (GDR).................................................       472,500
                                                                                                    ------------
                  SPECIALTY CHEMICALS
       33,200     Reliance Industries Ltd. (GDR)..................................................       851,580
                                                                                                    ------------
                  TOTAL INDIA.....................................................................     2,325,680
                                                                                                    ------------
                  ITALY (2.1%)
                  APPAREL
       77,548     Benetton Group SpA..............................................................       142,745
                                                                                                    ------------
                  AUTO PARTS: O.E.M.
      105,536     Pirelli SpA.....................................................................       252,781
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  BANKING
      234,091     Banca Intesa SpA................................................................  $    861,794
      195,409     Unicredito Italiano SpA.........................................................       792,215
                                                                                                    ------------
                                                                                                       1,654,009
                                                                                                    ------------
                  BROADCASTING
       55,386     Mediaset SpA....................................................................       898,674
                                                                                                    ------------
                  ENGINEERING & CONSTRUCTION
        8,209     Immsi SpA*......................................................................        12,835
       19,787     Impregilo SpA...................................................................        10,486
        8,209     Sirti SpA.......................................................................        15,446
                                                                                                    ------------
                                                                                                          38,767
                                                                                                    ------------
                  FOOD CHAINS
        9,811     La Rinascente SpA...............................................................        44,591
                                                                                                    ------------
                  INTEGRATED OIL COMPANIES
      491,483     Ente Nazionale Idrocarburi SpA+.................................................     2,443,767
                                                                                                    ------------
                  INTERNATIONAL BANKS
       18,335     Banca Commerciale Italiana......................................................        86,666
      213,227     Banca di Roma SpA*..............................................................       225,417
       18,335     Banca Intesa - BCI (Warrants due 11/15/02)......................................        32,083
       15,038     Banca Popolare di Milano........................................................        89,672
       29,467     Mediobanca SpA..................................................................       244,284
       64,489     San Paolo - IMI SpA.............................................................       902,756
                                                                                                    ------------
                                                                                                       1,580,878
                                                                                                    ------------
                  LIFE INSURANCE
       59,312     Assicurazioni Generali+.........................................................     1,687,527
                                                                                                    ------------
                  MOTOR VEHICLES
       12,389     Fiat SpA........................................................................       303,725
        2,384     Fiat SpA (Pref.)................................................................        34,890
                                                                                                    ------------
                                                                                                         338,615
                                                                                                    ------------
                  MULTI-LINE INSURANCE
       22,163     Runione Adriatica di Sicurta SpA................................................       226,443
        6,168     Societa Assicuratrice Industriale SpA...........................................        48,442
                                                                                                    ------------
                                                                                                         274,885
                                                                                                    ------------
                  MULTI-SECTOR COMPANIES
       24,429     Snia SpA........................................................................        22,672
                                                                                                    ------------
                  NATURAL GAS
       38,128     Italgas SpA.....................................................................       168,093
                                                                                                    ------------
                  NON - U.S. UTILITIES
      581,288     Enel SpA*+......................................................................     2,462,301
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  OTHER TELECOMMUNICATIONS
       19,610     Olivetti SpA*...................................................................  $     64,885
                                                                                                    ------------
                  PAPER
        3,969     Burgo (Cartiere) SpA............................................................        37,521
        5,485     Reno de Medici SpA..............................................................        12,166
                                                                                                    ------------
                                                                                                          49,687
                                                                                                    ------------
                  REAL ESTATE
       64,489     Beni Stabili SpA................................................................        31,948
                                                                                                    ------------
                  RESTAURANTS
       10,310     Autogrill SpA...................................................................        98,404
                                                                                                    ------------
                  SPECIALTY FOODS/CANDY
       79,395     Parmalat Finanziara SpA.........................................................        82,923
                                                                                                    ------------
                  TELECOMMUNICATIONS
      339,465     Telecom Italia Mobile SpA.......................................................     3,240,024
       80,711     Telecom Italia Mobile SpA - RNC.................................................       317,676
       21,079     Telecom Italia SpA..............................................................       294,693
        3,320     Telecom Italia SpA - RNC........................................................        20,914
                                                                                                    ------------
                                                                                                       3,873,307
                                                                                                    ------------
                  TOTAL ITALY.....................................................................    16,211,459
                                                                                                    ------------
                  JAPAN (21.6%)
                  AIR FREIGHT/DELIVERY SERVICES
       82,000     Nippon Express Co., Ltd.........................................................       516,810
        5,000     Yamato Transport Co., Ltd.......................................................       124,757
                                                                                                    ------------
                                                                                                         641,567
                                                                                                    ------------
                  AIRLINES
       45,000     Japan Airlines Company, Ltd.....................................................       139,728
                                                                                                    ------------
                  ALCOHOLIC BEVERAGES
       36,000     Asahi Breweries, Ltd............................................................       365,955
      168,000     Kirin Brewery Co., Ltd..........................................................     2,184,419
        3,000     Takara Shuzo Co., Ltd...........................................................        64,319
                                                                                                    ------------
                                                                                                       2,614,693
                                                                                                    ------------
                  APPAREL
       25,000     Onward Kashiyama Co., Ltd.......................................................       322,983
                                                                                                    ------------
                  AUTO PARTS: O.E.M.
       37,000     Denso Corporation...............................................................       904,399
       46,000     NGK Spark Plug Co., Ltd.........................................................       486,314
                                                                                                    ------------
                                                                                                       1,390,713
                                                                                                    ------------
                  AUTOMOTIVE AFTERMARKET
       65,000     Bridgestone Corp................................................................     1,408,604
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  BANKING
      203,000     Asahi Bank Ltd. (The)...........................................................  $    975,511
      343,000     Bank of Tokyo-Mitsubishi, Ltd...................................................     4,418,649
       22,000     Joyo Bank, Ltd. (The)...........................................................        78,477
      105,000     Mitsubishi Trust & Banking+.....................................................       880,094
       64,000     Shizuoka Bank, Ltd. (The).......................................................       591,443
      239,000     Sumitomo Bank Ltd. (The)........................................................     2,983,911
                                                                                                    ------------
                                                                                                       9,928,085
                                                                                                    ------------
                  BOOKS/MAGAZINES
          100     Kadokawa Shoten Publishing Co., Ltd.............................................        16,172
                                                                                                    ------------
                  BROADCASTING
       21,000     Tokyo Broadcasting System, Inc..................................................       912,115
                                                                                                    ------------
                  BUILDING MATERIALS
      143,000     Ube Industries, Ltd.............................................................       310,554
                                                                                                    ------------
                  BUILDING PRODUCTS
        4,000     Tostem Corporation..............................................................        58,812
       77,000     Toto Ltd........................................................................       471,777
                                                                                                    ------------
                                                                                                         530,589
                                                                                                    ------------
                  CLOTHING/SHOE/ACCESSORY STORES
          400     Shimamura Co., Ltd..............................................................        58,146
                                                                                                    ------------
                  COMPUTER SOFTWARE
        3,900     Fuji Soft ABC Inc...............................................................       230,663
          500     Konami Co., Ltd. (New)*.........................................................        30,496
                                                                                                    ------------
                                                                                                         261,159
                                                                                                    ------------
                  CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS
      128,000     Komatsu Ltd.....................................................................       615,100
        6,200     SMC Corporation.................................................................     1,231,864
                                                                                                    ------------
                                                                                                       1,846,964
                                                                                                    ------------
                  CONSUMER ELECTRONICS/APPLIANCES
       17,000     Pioneer Corp....................................................................       463,451
       53,000     Sharp Corp......................................................................     1,021,209
       29,700     Sony Corp.......................................................................     3,406,127
       33,700     Sony Corp. (New)*...............................................................     3,892,893
                                                                                                    ------------
                                                                                                       8,783,680
                                                                                                    ------------
                  CONSUMER SPECIALTIES
       70,000     Casio Computer Co., Ltd.........................................................       769,800
                                                                                                    ------------
                  CONTAINERS/PACKAGING
        3,000     Toyo Seikan Kaisha, Ltd.........................................................        52,953
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  DEPARTMENT STORES
       21,400     Marui Co. Ltd...................................................................  $    401,460
       61,000     Mitsukoshi Ltd.*................................................................       248,600
                                                                                                    ------------
                                                                                                         650,060
                                                                                                    ------------
                  DIVERSIFIED COMMERCIAL SERVICES
       24,000     Secom Co., Ltd..................................................................     2,009,426
                                                                                                    ------------
                  DIVERSIFIED ELECTRONIC PRODUCTS
      243,000     Hitachi Ltd.+...................................................................     2,896,867
       15,600     Kyocera Corp....................................................................     2,605,046
      140,000     Matsushita Electric Industrial Co., Ltd.+.......................................     3,700,213
      108,000     NEC Corp........................................................................     2,934,294
      177,000     Sanyo Electric Co. Ltd..........................................................     1,179,346
      215,000     Toshiba Corp....................................................................     2,082,248
                                                                                                    ------------
                                                                                                      15,398,014
                                                                                                    ------------
                  DIVERSIFIED MANUFACTURING
       27,000     Kawasaki Heavy Industries, Ltd.*................................................        30,191
      192,000     Kubota Corp.....................................................................       624,563
      201,000     Mitsubishi Electric Corp........................................................     1,714,472
                                                                                                    ------------
                                                                                                       2,369,226
                                                                                                    ------------
                  E.D.P. SERVICES
          200     CSK Corp........................................................................         7,670
                                                                                                    ------------
                  ELECTRICAL PRODUCTS
       61,000     Furukawa Electric Co., Ltd. (The)...............................................       845,014
       51,000     NGK Insulators, Ltd.............................................................       468,949
        2,000     Nidec Corp......................................................................       138,619
        2,400     Nidec Corp. (New)*..............................................................       166,343
      111,000     Sumitomo Electric Industries....................................................     1,476,102
       18,000     Taiyo Yuden Co., Ltd............................................................     1,272,526
                                                                                                    ------------
                                                                                                       4,367,553
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
          100     Hirose Electric Co., Ltd........................................................        12,069
       19,000     Murata Manufacturing Co., Ltd...................................................     3,687,275
        1,000     Omron Corp......................................................................        27,169
                                                                                                    ------------
                                                                                                       3,726,513
                                                                                                    ------------
                  ELECTRONIC DATA PROCESSING
      135,000     Fujitsu Ltd. +..................................................................     3,817,577
                                                                                                    ------------
                  ELECTRONIC DISTRIBUTORS
       21,000     Softbank Corp...................................................................     5,162,185
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  ELECTRONIC PRODUCTION EQUIPMENT
        8,000     Advantest Corp..................................................................  $  1,826,818
        9,000     Tokyo Electron Ltd..............................................................     1,464,652
                                                                                                    ------------
                                                                                                       3,291,470
                                                                                                    ------------
                  ENGINEERING & CONSTRUCTION
      144,000     Kajima Corp.....................................................................       334,017
        6,000     Kinden Corp.....................................................................        37,372
       34,000     Obayashi Corp...................................................................       118,141
      107,000     Shimizu Corporation.............................................................       288,735
      147,000     Taisei Corporation..............................................................       205,129
                                                                                                    ------------
                                                                                                         983,394
                                                                                                    ------------
                  FINANCE COMPANIES
       10,700     Acom Co., Ltd...................................................................     1,029,360
        3,400     Credit Saison Co., Ltd..........................................................        55,457
        5,200     Nichiei Co., Ltd................................................................       102,837
        4,800     Orix Corp.......................................................................       684,003
        8,600     Promise Co., Ltd................................................................       695,407
       11,200     Takefuji Corporation............................................................     1,183,033
                                                                                                    ------------
                                                                                                       3,750,097
                                                                                                    ------------
                  FLUID CONTROLS
       52,000     Ebara Corp......................................................................       600,203
                                                                                                    ------------
                  FOOD CHAINS
       93,000     Daiei, Inc......................................................................       275,021
       36,000     Ito-Yokado Co., Ltd.+...........................................................     2,624,896
       33,000     Jusco Co........................................................................       609,925
       25,000     Mycal Corporation...............................................................        76,241
                                                                                                    ------------
                                                                                                       3,586,083
                                                                                                    ------------
                  HOME BUILDING
       72,000     Daiwa House Industry Co., Ltd...................................................       479,069
       76,000     Sekisui House Ltd...............................................................       695,315
                                                                                                    ------------
                                                                                                       1,174,384
                                                                                                    ------------
                  INDUSTRIAL MACHINERY/COMPONENTS
        4,000     Daikin Industries, Ltd..........................................................        75,963
       19,500     Fanuc, Ltd.+....................................................................     2,039,922
        4,000     Minebea Co., Ltd................................................................        48,794
      379,000     Mitsubishi Heavy Industries Ltd.+...............................................     1,176,823
                                                                                                    ------------
                                                                                                       3,341,502
                                                                                                    ------------
                  INDUSTRIAL SPECIALTIES
      158,000     Asahi Glass Company, Ltd........................................................     1,384,197
        1,000     Hoya Corp.......................................................................       101,654
        1,000     Nitto Denko Corp................................................................        39,183
                                                                                                    ------------
                                                                                                       1,525,034
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  INTERNATIONAL BANKS
        6,000     77 Bank, Ltd. (The).............................................................  $     43,027
       36,000     Bank of Fukuoka, Ltd. (The).....................................................       237,205
      136,000     Bank of Yokohama Ltd............................................................       520,322
       41,000     Chuo Mitsui Trust & Banking Co., Ltd. (The).....................................       184,521
      228,000     Daiwa Bank Ltd..................................................................       615,248
      246,000     Fuji Bank, Ltd. (The)+..........................................................     2,046,022
       27,000     Gunma Bank Ltd. (The)...........................................................       135,237
      216,000     Industrial Bank of Japan, Ltd.+.................................................     1,776,546
      245,000     Sakura Bank, Ltd. (The).........................................................     1,716,200
      168,000     Tokai Bank Ltd. (The)...........................................................       872,526
                                                                                                    ------------
                                                                                                       8,146,854
                                                                                                    ------------
                  INVESTMENT BANKERS/BROKERS/SERVICES
       94,000     Daiwa Securities Co., Ltd.......................................................     1,433,324
      149,000     Nomura Securities Co., Ltd......................................................     3,745,310
                                                                                                    ------------
                                                                                                       5,178,634
                                                                                                    ------------
                  MAJOR PHARMACEUTICALS
       60,000     Sankyo Co., Ltd.................................................................     1,319,656
      127,000     Takeda Chemical Industries, Ltd.................................................     8,344,608
                                                                                                    ------------
                                                                                                       9,664,264
                                                                                                    ------------
                  MARINE TRANSPORTATION
      130,000     Nippon Yusen Kabushiki Kaisha...................................................       516,588
                                                                                                    ------------
                  MEAT/POULTRY/FISH
       38,000     Nippon Meat Packers, Inc........................................................       479,346
                                                                                                    ------------
                  MEDICAL SPECIALTIES
        4,000     Olympus Optical Co., Ltd........................................................        65,502
       25,000     Terumo Corp.....................................................................       755,475
                                                                                                    ------------
                                                                                                         820,977
                                                                                                    ------------
                  METALS FABRICATIONS
       93,000     Mitsubishi Materials Corp.......................................................       309,398
        9,000     NSK Ltd.........................................................................        69,282
                                                                                                    ------------
                                                                                                         378,680
                                                                                                    ------------
                  MOTOR VEHICLES
       44,000     Honda Motor Co.+................................................................     1,963,959
      160,000     Nissan Motor Co., Ltd.*.........................................................       725,996
      190,000     Toyota Motor Corp...............................................................     9,428,888
                                                                                                    ------------
                                                                                                      12,118,843
                                                                                                    ------------
                  MOVIES/ENTERTAINMENT
        7,400     Oriental Land Co. Ltd...........................................................       784,382
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  NATURAL GAS
      247,000     Osaka Gas Co. Ltd...............................................................  $    673,367
      246,000     Tokyo Gas Co., Ltd..............................................................       541,059
                                                                                                    ------------
                                                                                                       1,214,426
                                                                                                    ------------
                  NON - U.S. UTILITIES
      105,600     Kansai Electric Power Co. Inc...................................................     1,658,996
       40,800     Tohoku Electric Power Co., Inc..................................................       480,355
                                                                                                    ------------
                                                                                                       2,139,351
                                                                                                    ------------
                  OFFICE EQUIPMENT/SUPPLIES
       64,000     Canon, Inc......................................................................     2,921,726
                                                                                                    ------------
                  OIL REFINING/MARKETING
       18,000     Japan Energy Corp.*.............................................................        15,470
      180,000     Nippon Mitsubishi Oil Corp......................................................       622,124
        6,000     Showa Shell Sekiyu K.K..........................................................        23,011
                                                                                                    ------------
                                                                                                         660,605
                                                                                                    ------------
                  OTHER CONSUMER SERVICES
       14,600     Benesse Corporation.............................................................     1,272,322
                                                                                                    ------------
                  OTHER METALS/MINERALS
       50,000     Sumitomo Metal Mining Co........................................................       152,943
                                                                                                    ------------
                  OTHER PHARMACEUTICALS
       38,000     Chugai Pharmaceutical Co........................................................       730,432
        7,000     Daiichi Pharmaceutical Co., Ltd.................................................       120,192
       16,000     Eisai Co., Ltd..................................................................       465,761
       12,000     Kyowa Hakko Kogyo Co., Ltd......................................................       114,777
       15,000     Shionogi & Co., Ltd.............................................................       231,494
       49,000     Taisho Pharmaceutical Co., Ltd..................................................     1,639,220
       45,000     Yamanouchi Pharmaceutical Co., Ltd..............................................     2,374,550
                                                                                                    ------------
                                                                                                       5,676,426
                                                                                                    ------------
                  OTHER TELECOMMUNICATIONS
           80     Nippon Telegraph & Telephone Corp...............................................       990,666
                                                                                                    ------------
                  PACKAGE GOODS/COSMETICS
       75,000     Kao Corp........................................................................     2,280,288
       33,000     Shiseido Company, Ltd...........................................................       416,579
        1,100     Uni-Charm Corp..................................................................        74,411
                                                                                                    ------------
                                                                                                       2,771,278
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  PAPER
       14,000     Nippon Paper Industries Co., Ltd................................................  $     88,495
      157,000     Oji Paper Co. Ltd...............................................................       983,698
                                                                                                    ------------
                                                                                                       1,072,193
                                                                                                    ------------
                  PHOTOGRAPHIC PRODUCTS
       50,000     Fuji Photo Film Co., Ltd.+......................................................     2,000,739
        1,000     Nikon Corporation...............................................................        35,117
                                                                                                    ------------
                                                                                                       2,035,856
                                                                                                    ------------
                  PRECISION INSTRUMENTS
       48,000     Yokogawa Electric Corp..........................................................       365,955
                                                                                                    ------------
                  PRINTING/FORMS
       78,000     Dai Nippon Printing Co., Ltd....................................................     1,321,264
       63,000     Toppan Printing Co. Ltd.........................................................       657,887
                                                                                                    ------------
                                                                                                       1,979,151
                                                                                                    ------------
                  PROPERTY - CASUALTY INSURERS
        7,000     Mitsui Marine & Fire Insurance Co., Ltd.........................................        30,727
        7,000     Sumitomo Marine & Fire Insurance Co., Ltd. (The)................................        36,873
      120,000     Tokio Marine & Fire Insurance Co................................................     1,168,838
                                                                                                    ------------
                                                                                                       1,236,438
                                                                                                    ------------
                  RAILROADS
          152     Central Japan Railway Co........................................................       814,712
          345     East Japan Railway Co.+.........................................................     2,040,477
      135,000     Kinki Nippon Railway Co.........................................................       509,010
       78,000     Tobu Railway Co., Ltd...........................................................       206,155
       83,000     Tokyu Corp......................................................................       325,220
                                                                                                    ------------
                                                                                                       3,895,574
                                                                                                    ------------
                  REAL ESTATE
       76,000     Mitsubishi Estate Co., Ltd......................................................       853,341
       49,000     Mitsui Fudosan Co., Ltd.........................................................       497,200
                                                                                                    ------------
                                                                                                       1,350,541
                                                                                                    ------------
                  RECREATIONAL PRODUCTS/TOYS
          700     Namco Ltd.......................................................................        28,528
       10,900     Nintendo Co., Ltd...............................................................     1,813,141
       15,000     Sega Enterprises Ltd.*..........................................................       268,922
       11,200     Shimano, Inc....................................................................       208,040
                                                                                                    ------------
                                                                                                       2,318,631
                                                                                                    ------------
                  RESTAURANTS
       21,000     Skylark Co., Ltd................................................................       609,371
                                                                                                    ------------
                  SEMICONDUCTORS
        7,800     Rohm Co., Ltd...................................................................     2,609,371
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  SPECIALTY CHEMICALS
      102,000     Asahi Chemical Industry Co., Ltd................................................  $    586,304
        6,000     Kaneka Corp.....................................................................        77,072
      143,000     Mitsubishi Chemical Corp........................................................       572,211
       15,000     Shin-Etsu Chemical Co., Ltd.....................................................       791,517
      152,000     Sumitomo Chemical Co Ltd........................................................       755,716
                                                                                                    ------------
                                                                                                       2,782,820
                                                                                                    ------------
                  SPECIALTY FOODS/CANDY
      102,000     Ajinomoto Co., Inc..............................................................     1,164,125
        2,400     Nissan Food Products Co., Ltd...................................................        55,004
                                                                                                    ------------
                                                                                                       1,219,129
                                                                                                    ------------
                  STEEL/IRON ORE
      144,400     Kawasaki Steel Corp.............................................................       224,186
      653,000     Nippon Steel Co.................................................................     1,466,399
       61,000     Sumitomo Metal Industries, Ltd.*................................................        39,460
                                                                                                    ------------
                                                                                                       1,730,045
                                                                                                    ------------
                  TEXTILES
        8,000     Kuraray Co., Ltd................................................................        65,650
       94,000     Teijin Ltd......................................................................       419,573
       97,000     Toray Industries Inc............................................................       351,391
                                                                                                    ------------
                                                                                                         836,614
                                                                                                    ------------
                  TOBACCO
          116     Japan Tobacco, Inc..............................................................       852,232
                                                                                                    ------------
                  UTILITIES
      146,800     Tokyo Electric Power Co., Ltd...................................................     3,459,385
                                                                                                    ------------
                  WHOLESALE DISTRIBUTORS
       24,000     Mitsubishi Corp.................................................................       208,484
       27,000     Mitsui & Co.....................................................................       199,861
       15,000     Sumitomo Corporation............................................................       167,729
          600     World Co., Ltd..................................................................        45,024
                                                                                                    ------------
                                                                                                         621,098
                                                                                                    ------------

                  TOTAL JAPAN.....................................................................   170,611,611
                                                                                                    ------------

                  NETHERLANDS (5.4%)
                  AIR FREIGHT/DELIVERY SERVICES
       38,613     TNT Post Group NV...............................................................       842,381
                                                                                                    ------------
                  ALCOHOLIC BEVERAGES
       39,478     Heineken NV+....................................................................     2,189,016
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  DIVERSIFIED COMMERCIAL SERVICES
        7,915     Vedior NV.......................................................................  $     83,819
                                                                                                    ------------
                  DIVERSIFIED ELECTRONIC PRODUCTS
      106,660     Koninklijke (Royal) Philips Electronics NV+.....................................     4,757,530
                                                                                                    ------------
                  DIVERSIFIED FINANCIAL SERVICES
       77,128     ING Groep NV....................................................................     4,207,963
                                                                                                    ------------
                  E.D.P. SERVICES
        3,651     Getronics NV*...................................................................       217,711
                                                                                                    ------------
                  FINANCE
       20,929     STMicroelectronics NV*..........................................................     3,993,234
                                                                                                    ------------
                  FINANCIAL PUBLISHING/SERVICES
       53,333     Elsevier NV.....................................................................       518,733
       22,652     Wolters Kluwer NV...............................................................       534,533
                                                                                                    ------------
                                                                                                       1,053,266
                                                                                                    ------------
                  FOOD CHAINS
       51,258     Koninklijke Ahold NV............................................................     1,195,124
                                                                                                    ------------
                  INTEGRATED OIL COMPANIES
      206,391     Royal Dutch Petroleum Co........................................................    11,894,437
                                                                                                    ------------
                  INTERNATIONAL BANKS
      117,253     ABN-AMRO Holding NV+............................................................     2,414,104
                                                                                                    ------------
                  LIFE INSURANCE
       47,402     Aegon N.V.+.....................................................................     3,406,139
                                                                                                    ------------
                  OFFICE EQUIPMENT/SUPPLIES
        7,251     OCE NV..........................................................................        96,889
                                                                                                    ------------
                  PACKAGED FOODS
       71,847     Unilever NV.....................................................................     3,262,834
                                                                                                    ------------
                  PAINTS/COATINGS
       11,062     Akzo Nobel NV...................................................................       452,793
                                                                                                    ------------
                  REAL ESTATE
       17,200     Rodamco Continental Europe NV...................................................       595,686
       24,560     Uni-Invest NV...................................................................       266,784
                                                                                                    ------------
                                                                                                         862,470
                                                                                                    ------------
                  TELECOMMUNICATIONS
        3,047     Koninklijke KPN NV+.............................................................       307,024
                                                                                                    ------------
                  WHOLESALE DISTRIBUTORS
        6,488     Buhrmann NV.....................................................................       167,197
        8,555     Hagemeyer NV....................................................................       168,361
                                                                                                    ------------
                                                                                                         335,558
                                                                                                    ------------

                  TOTAL NETHERLANDS...............................................................    41,572,292
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------

                  PORTUGAL (0.4%)
                  ALCOHOLIC BEVERAGES
          613     Unicer-Uniao Cervejeira, S.A....................................................  $     16,650
                                                                                                    ------------
                  ELECTRIC UTILITIES
       76,753     EDP-Electricidade de Portugal, S.A..............................................     1,360,485
                                                                                                    ------------
                  FOOD DISTRIBUTORS
        8,898     Jeronimo Martins SGPS, S.A......................................................       158,692
                                                                                                    ------------
                  INTERNATIONAL BANKS
      106,590     Banco Comercial Portugues, S.A..................................................       499,954
       11,136     Banco Espirito Santo e Comercial de Lisboa, S.A. (Registered Shares)............       258,127
                                                                                                    ------------
                                                                                                         758,081
                                                                                                    ------------
                  INVESTMENT BANKERS/BROKERS/SERVICES
       53,030     BPI-SGPS, S.A. (Registered Shares)..............................................       172,571
                                                                                                    ------------
                  OTHER SPECIALTY STORES
        5,218     Sonae SGPS, S.A.................................................................       209,648
                                                                                                    ------------
                  OTHER TRANSPORTATION
       33,885     Brisa-Auto Estradas de Portugal, S.A............................................       239,327
                                                                                                    ------------
                  PAPER
       10,383     Portucel Industrial Empresa.....................................................        65,218
                                                                                                    ------------
                  PROPERTY - CASUALTY INSURERS
        1,273     Companhia de Seguros Tranquilidade..............................................        37,376
                                                                                                    ------------
                  TELECOMMUNICATIONS
        8,846     Portugal Telecom S.A. (Registered Shares).......................................        98,663
                                                                                                    ------------

                  TOTAL PORTUGAL..................................................................     3,116,711
                                                                                                    ------------

                  SINGAPORE (2.1%)
                  AEROSPACE
      669,000     Singapore Technologies Engineering Ltd..........................................       940,157
                                                                                                    ------------
                  AIRLINES
      256,000     Singapore Airlines Ltd..........................................................     2,653,238
                                                                                                    ------------
                  ALCOHOLIC BEVERAGES
       72,000     Fraser & Neave Ltd..............................................................       231,877
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  BANKING
      262,115     DBS Group Holdings Ltd..........................................................  $  3,606,806
      210,104     United Overseas Bank Ltd........................................................     1,464,011
                                                                                                    ------------
                                                                                                       5,070,817
                                                                                                    ------------
                  E.D.P. PERIPHERALS
       20,500     Creative Technology, Ltd........................................................       498,156
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
       54,000     Venture Manufacturing Ltd.......................................................       632,393
                                                                                                    ------------
                  HOTELS/RESORTS
      192,000     Hotel Properties Ltd............................................................       170,886
      162,000     United Overseas Land, Ltd.......................................................       117,625
                                                                                                    ------------
                                                                                                         288,511
                                                                                                    ------------
                  INTERNATIONAL BANKS
      263,950     Overseas - Chinese Banking Corporation, Ltd.....................................     1,808,300
                                                                                                    ------------
                  MARINE TRANSPORTATION
      146,000     Neptune Orient Lines Ltd.*......................................................       130,800
                                                                                                    ------------
                  METALS FABRICATIONS
      104,000     NatSteel Ltd....................................................................       254,550
                                                                                                    ------------
                  MULTI-SECTOR COMPANIES
      183,000     Keppel Corp., Ltd...............................................................       424,335
      409,000     Sembcorp Industries Ltd.........................................................       431,081
                                                                                                    ------------
                                                                                                         855,416
                                                                                                    ------------
                  NEWSPAPERS
       83,000     Singapore Press Holdings Ltd....................................................     1,623,258
                                                                                                    ------------
                  OTHER SPECIALTY STORES
       63,000     Cycle and Carriage Ltd..........................................................       186,292
                                                                                                    ------------
                  REAL ESTATE
      157,000     City Developments Ltd...........................................................       712,466
      301,750     DBS Land Ltd....................................................................       427,588
       66,000     First Capital Corporation Ltd...................................................        66,085
       97,000     Parkway Holdings Ltd............................................................       278,311
      352,000     United Industrial Corp..........................................................       147,371
                                                                                                    ------------
                                                                                                       1,631,821
                                                                                                    ------------
                  TELECOMMUNICATIONS
      109,100     Singapore Telecommunications Ltd................................................       157,153
                                                                                                    ------------
                  TOTAL SINGAPORE.................................................................    16,962,739
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------

                  SOUTH KOREA (0.8%)
                  CELLULAR TELEPHONE
       13,289     SK Telecom Co., Ltd. (ADR)......................................................  $    426,078
                                                                                                    ------------
                  DIVERSIFIED ELECTRONIC PRODUCTS
       35,857     L.G. Electronics, Inc. (GDR) - 144A**...........................................       300,302
       25,804     Samsung Electronics.............................................................     2,087,544
                                                                                                    ------------
                                                                                                       2,387,846
                                                                                                    ------------
                  ELECTRIC UTILITIES
       85,450     Korea Electric Power Corp. (ADR)................................................     1,399,244
                                                                                                    ------------
                  INTERNATIONAL BANKS
       29,392     Kookmin Bank (GDR)..............................................................       312,290
       30,803     Shinhan Bank (GDR)..............................................................       583,717
                                                                                                    ------------
                                                                                                         896,007
                                                                                                    ------------
                  SPECIALTY CHEMICALS
       25,661     L.G. Chemical Ltd. (GDR)........................................................       564,542
                                                                                                    ------------
                  STEEL/IRON ORE
       13,289     Pohang Iron & Steel Co., Ltd. (ADR).............................................       279,069
                                                                                                    ------------

                  TOTAL SOUTH KOREA...............................................................     5,952,786
                                                                                                    ------------

                  SPAIN (2.2%)
                  BUILDING PRODUCTS
        4,506     Zardoya Otis S.A................................................................        36,986
                                                                                                    ------------
                  ELECTRIC UTILITIES
      102,348     Iberdrola S.A...................................................................     1,312,714
                                                                                                    ------------
                  ENGINEERING & CONSTRUCTION
        5,599     ACS, Actividades de Construccion y Servicios, S.A...............................       155,128
        8,524     Fomento de Construcciones y Contratas S.A.......................................       174,724
       13,521     Grupo Dragados, S.A.............................................................       103,241
                                                                                                    ------------
                                                                                                         433,093
                                                                                                    ------------
                  FARMING/SEEDS/MILLING
        2,973     Azucarera Ebro Agricolas, S.A...................................................        39,294
                                                                                                    ------------
                  HOTELS/RESORTS
        8,922     Sol Melia S.A.*.................................................................       109,000
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  INTERNATIONAL BANKS
      232,464     Banco Bilbao Vizcaya Argentaria, S.A.+..........................................  $  3,169,647
      319,968     Banco Santander Central Hispano, S.A.+..........................................     3,336,060
                                                                                                    ------------
                                                                                                       6,505,707
                                                                                                    ------------
                  NATURAL GAS
       46,281     Gas Natural SDG, S.A............................................................       773,236
                                                                                                    ------------
                  NON - U.S. UTILITIES
       33,683     Union Electrica Fenosa, S.A.....................................................       645,118
                                                                                                    ------------
                  OIL REFINING/MARKETING
       96,133     Repsol-YPF, S.A.................................................................     1,966,160
                                                                                                    ------------
                  OTHER TRANSPORTATION
       24,178     Autopistas Concesionaria Espanola S.A...........................................       213,185
                                                                                                    ------------
                  PROPERTY - CASUALTY INSURERS
        6,856     Corporacion Mapfre S.A..........................................................       103,827
                                                                                                    ------------
                  REAL ESTATE
        6,792     Corporacion Financiera Alba, S.A................................................       177,809
       15,820     Inmobiliaria Colonial, S.A......................................................       208,515
       28,983     Metrovacesa S.A.................................................................       488,710
       26,470     Prima Inmobiliaria, S.A.*.......................................................       215,348
      111,430     Vallehermoso SA.................................................................       753,597
                                                                                                    ------------
                                                                                                       1,843,979
                                                                                                    ------------
                  RESTAURANTS
       20,667     TelePizza, S.A.*................................................................       167,010
                                                                                                    ------------
                  SPECIALTY STEELS
        4,740     Acerinox S.A....................................................................       188,719
                                                                                                    ------------
                  TELECOMMUNICATIONS
       20,932     Telefonica S.A.*................................................................       465,786
                                                                                                    ------------
                  TOBACCO
       16,319     Altadis, S.A.*..................................................................       191,803
        9,614     Altadis, S.A....................................................................       112,298
                                                                                                    ------------
                                                                                                         304,101
                                                                                                    ------------
                  UTILITIES
      106,340     Endesa S.A......................................................................     2,306,381
                                                                                                    ------------
                  WATER SUPPLY
       16,442     Sociedad General de Aguas de Barcelona, S.A.....................................       240,926
                                                                                                    ------------
                  TOTAL SPAIN.....................................................................    17,655,222
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------

                  SWEDEN (3.5%)
                  BANKING
       59,300     Skandinaviska Enskilda Banken...................................................  $    649,892
                                                                                                    ------------
                  CLOTHING/SHOE/ACCESSORY STORES
       80,800     Hennes & Mauritz AB (B Shares)..................................................     2,150,546
                                                                                                    ------------
                  CONSUMER ELECTRONICS/APPLIANCES
       30,400     Electrolux AB (Series B)........................................................       515,047
                                                                                                    ------------
                  DIVERSIFIED COMMERCIAL SERVICES
       38,700     Securitas AB (B Shares).........................................................     1,004,060
                                                                                                    ------------
                  DIVERSIFIED MANUFACTURING
       14,400     Trelleborg AB (Series B)........................................................        96,622
                                                                                                    ------------
                  E.D.P. SERVICES
        7,000     WM-Data AB (B Shares)...........................................................       245,804
                                                                                                    ------------
                  ENGINEERING & CONSTRUCTION
       15,500     JM AB (B Shares)................................................................       277,340
       12,600     Skanska AB (B Shares)...........................................................       460,764
                                                                                                    ------------
                                                                                                         738,104
                                                                                                    ------------
                  INDUSTRIAL MACHINERY/COMPONENTS
       12,700     Atlas Copco AB (A Shares).......................................................       297,542
        6,700     Atlas Copco AB (B Shares).......................................................       153,599
       19,600     Sandvik AB (A Shares)*..........................................................       473,446
        8,000     Sandvik AB (B Shares)...........................................................       191,454
                                                                                                    ------------
                                                                                                       1,116,041
                                                                                                    ------------
                  INTERNATIONAL BANKS
       52,200     ForeningsSparbanken AB..........................................................       770,557
       73,846     Nordic Baltic Holding AB........................................................       467,197
       64,200     Svenska Handelsbanken AB (A Shares).............................................       850,773
                                                                                                    ------------
                                                                                                       2,088,527
                                                                                                    ------------
                  INVESTMENT BANKERS/BROKERS/SERVICES
        7,300     OM Gruppen AB...................................................................       303,687
                                                                                                    ------------
                  LIFE INSURANCE
       50,900     Skandia Forsakrings AB..........................................................     2,441,943
                                                                                                    ------------
                  METALS FABRICATIONS
        8,600     SKF AB (B Shares)...............................................................       184,655
                                                                                                    ------------
                  MOTOR VEHICLES
        6,000     Volvo AB (A Shares).............................................................       140,571
       22,500     Volvo AB (B Shares).............................................................       547,271
                                                                                                    ------------
                                                                                                         687,842
                                                                                                    ------------
                  OTHER TELECOMMUNICATIONS
          860     NetCom AB (B Shares)*...........................................................        61,263
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  PACKAGE GOODS/COSMETICS
       21,900     Svenska Cellulosa AB (B Shares).................................................  $    416,345
                                                                                                    ------------
                  REAL ESTATE
       24,560     Castellum AB....................................................................       227,964
       47,145     Drott AB (B Shares).............................................................       421,780
       14,180     Tornet Fastighnets AB...........................................................       183,948
                                                                                                    ------------
                                                                                                         833,692
                                                                                                    ------------
                  STEEL/IRON ORE
        8,200     SSAB Svenskt Stal AB (Series A).................................................        94,452
                                                                                                    ------------
                  TELECOMMUNICATIONS EQUIPMENT
      159,300     Ericsson (L.M.) Telephone Co. AB (B Shares)*....................................    14,198,242
                                                                                                    ------------

                  TOTAL SWEDEN....................................................................    27,826,764
                                                                                                    ------------
                  SWITZERLAND (5.1%)
                  AIRLINES
        1,210     SAirGroup.......................................................................       214,943
                                                                                                    ------------
                  BANKING
       15,310     UBS AG (Registered Shares)*+....................................................     3,755,065
                                                                                                    ------------
                  BUILDING MATERIALS
          530     Holderbank Financiere Glarus AG (B Shares)......................................       599,965
                                                                                                    ------------
                  CONSUMER SPECIALTIES
          390     The Swatch Group AG.............................................................       418,391
                                                                                                    ------------
                  DIVERSIFIED COMMERCIAL SERVICES
        1,380     Adecco S.A. (Registered Shares).................................................     1,133,577
                                                                                                    ------------
                  DIVERSIFIED FINANCIAL SERVICES
       21,930     ABB Ltd.+.......................................................................     2,463,401
        3,570     Zurich Allied AG+...............................................................     1,519,105
                                                                                                    ------------
                                                                                                       3,982,506
                                                                                                    ------------
                  DIVERSIFIED MANUFACTURING
          460     Alusuisse Lonza Group AG (Registered Shares)....................................       291,606
                                                                                                    ------------
                  INTERNATIONAL BANKS
       20,100     Credit Suisse Group (Registered Shares)+........................................     3,634,709
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  MAJOR PHARMACEUTICALS
        5,650     Novartis AG (Registered Shares)+................................................  $  7,901,341
          123     Roche Holdings AG - Bearer*+....................................................     1,474,486
          623     Roche Holdings AG - Genusshein*+................................................     6,513,543
                                                                                                    ------------
                                                                                                      15,889,370
                                                                                                    ------------
                  METALS FABRICATIONS
          240     Georg Fischer AG (Registered Shares)............................................        68,896
                                                                                                    ------------
                  MULTI-SECTOR COMPANIES
          310     Sulzer AG (Registered Shares)...................................................       198,676
                                                                                                    ------------
                  OTHER SPECIALTY STORES
          480     Valora Holding AG...............................................................       124,835
                                                                                                    ------------
                  OTHER TELECOMMUNICATIONS
          540     Swisscom AG (Registered Shares)+................................................       190,596
                                                                                                    ------------
                  PACKAGED FOODS
        4,575     Nestle S.A. (Registered Shares)+................................................     8,073,842
                                                                                                    ------------
                  PROPERTY - CASUALTY INSURERS
        1,110     Schweizerische
                    Rueckversicherungs-Gesellschaft (Registered Shares)+..........................     1,785,562
                                                                                                    ------------

                  TOTAL SWITZERLAND...............................................................    40,362,539
                                                                                                    ------------

                  UNITED KINGDOM (13.3%)
                  ADVERTISING
       32,500     WPP Group PLC...................................................................       521,953
                                                                                                    ------------
                  AEROSPACE
      163,715     British Aerospace PLC...........................................................     1,001,872
      216,400     Marconi PLC.....................................................................     2,693,942
                                                                                                    ------------
                                                                                                       3,695,814
                                                                                                    ------------
                  ALCOHOLIC BEVERAGES
       42,643     Bass PLC........................................................................       497,411
      334,457     Diageo PLC......................................................................     2,698,691
                                                                                                    ------------
                                                                                                       3,196,102
                                                                                                    ------------
                  ASSISTED LIVING SERVICES
       47,375     Smith & Nephew PLC..............................................................       136,128
                                                                                                    ------------
                  AUTO PARTS: O.E.M.
       78,483     GKN PLC.........................................................................     1,082,470
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  BOOKS/MAGAZINES
       60,893     Reed International PLC..........................................................  $    420,404
                                                                                                    ------------
                  BUILDING PRODUCTS
       53,051     Caradon PLC.....................................................................       131,838
                                                                                                    ------------
                  CABLE TELEVISION
       84,997     British Sky Broadcasting Group PLC..............................................     2,079,273
                                                                                                    ------------
                  CASINO/GAMBLING
       81,216     Hilton Group PLC................................................................       339,960
                                                                                                    ------------
                  CATALOG/SPECIALTY DISTRIBUTION
       53,719     Great Universal Stores PLC......................................................       323,316
                                                                                                    ------------
                  CELLULAR TELEPHONE
    2,912,932     Vodafone AirTouch PLC...........................................................    13,324,258
                                                                                                    ------------
                  COMPUTER SOFTWARE & SERVICES
       51,514     Sage Group (The) PLC............................................................       568,882
                                                                                                    ------------
                  COMPUTER/VIDEO CHAINS
       71,940     New Dixons Group PLC............................................................       292,752
                                                                                                    ------------
                  DEPARTMENT STORES
      145,261     Marks & Spencer, PLC............................................................       529,642
                                                                                                    ------------
                  DIVERSIFIED COMMERCIAL SERVICES
       57,992     British Airport Authority PLC...................................................       373,579
        8,706     Capita Group PLC................................................................       222,710
       36,639     Compass Group PLC...............................................................       518,429
       75,129     Hays PLC........................................................................       514,896
      143,971     Rentokil Initial PLC............................................................       393,005
                                                                                                    ------------
                                                                                                       2,022,619
                                                                                                    ------------
                  DIVERSIFIED FINANCIAL SERVICES
       74,192     Abbey National PLC..............................................................       842,944
       78,986     Allied Zurich PLC*..............................................................       782,092
      367,991     HSBC Holdings PLC...............................................................     4,063,817
      263,235     Lloyds TSB Group PLC............................................................     2,567,619
                                                                                                    ------------
                                                                                                       8,256,472
                                                                                                    ------------
                  DIVERSIFIED MANUFACTURING
       32,829     TI Group PLC....................................................................       177,828
                                                                                                    ------------
                  DRUGSTORE CHAINS
       52,168     Boots Co. PLC...................................................................       402,908
                                                                                                    ------------
                  E.D.P. SERVICES
       16,795     Logica PlC......................................................................       504,764
       19,552     SEMA Group PLC..................................................................       313,399
                                                                                                    ------------
                                                                                                         818,163
                                                                                                    ------------
                  ELECTRIC UTILITIES
      110,916     Scottish Power PLC..............................................................       885,923
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  ELECTRONIC DATA PROCESSING
        3,264     Psion PLC.......................................................................  $    194,522
                                                                                                    ------------
                  ELECTRONIC DISTRIBUTORS
       26,378     Misys PLC.......................................................................       300,312
                                                                                                    ------------
                  ENGINEERING & CONSTRUCTION
       36,659     BICC Group (The) PLC............................................................        44,697
       11,216     Carillion PLC...................................................................        17,072
       36,122     Taylor Woodrow PLC..............................................................        88,365
                                                                                                    ------------
                                                                                                         150,134
                                                                                                    ------------
                  FINANCIAL PUBLISHING/SERVICES
       63,017     Reuters Group PLC...............................................................     1,124,618
                                                                                                    ------------
                  FOOD CHAINS
       96,667     Sainsbury (J.) PLC..............................................................       504,481
      162,503     Tesco PLC.......................................................................       552,755
                                                                                                    ------------
                                                                                                       1,057,236
                                                                                                    ------------
                  INDUSTRIAL MACHINERY/COMPONENTS
      209,065     Invensys PLC....................................................................       998,513
                                                                                                    ------------
                  INDUSTRIAL SPECIALTIES
       96,938     Pilkington PLC..................................................................       106,148
                                                                                                    ------------
                  INTEGRATED OIL COMPANIES
    1,175,568     BP Amoco PLC....................................................................    10,124,572
                                                                                                    ------------
                  INTERNATIONAL BANKS
       74,535     Barclays PLC....................................................................     1,900,907
      120,855     Halifax PLC.....................................................................     1,124,395
      125,000     Royal Bank of Scotland Group PLC................................................     1,934,705
                                                                                                    ------------
                                                                                                       4,960,007
                                                                                                    ------------
                  INVESTMENT BANKERS/BROKERS/SERVICES
        8,072     Schroders PLC...................................................................       122,491
                                                                                                    ------------
                  INVESTMENT MANAGERS
       28,461     Amvescap PLC....................................................................       410,449
                                                                                                    ------------
                  LIFE INSURANCE
      100,418     Prudential Corp.................................................................     1,537,857
                                                                                                    ------------
                  MAJOR CHEMICALS
       38,426     Imperial Chemicals Industries PLC...............................................       328,258
                                                                                                    ------------
                  MAJOR PHARMACEUTICALS
      120,833     AstraZeneca Group PLC+..........................................................     5,046,656
      251,058     Glaxo Wellcome PLC..............................................................     7,724,777
      416,776     SmithKline Beecham PLC..........................................................     5,686,851
                                                                                                    ------------
                                                                                                      18,458,284
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  MARINE TRANSPORTATION
       39,280     Peninsular & Orient Steam Navigation Co.........................................  $    386,801
                                                                                                    ------------
                  MEDICAL SPECIALTIES
       26,930     Nycomed Amersham PLC............................................................       205,374
                                                                                                    ------------
                  MOVIES/ENTERTAINMENT
       37,334     Emi Group PLC...................................................................       356,621
       46,660     Rank Group PLC..................................................................       106,353
                                                                                                    ------------
                                                                                                         462,974
                                                                                                    ------------
                  MULTI-LINE INSURANCE
       50,176     CGU PLC.........................................................................       715,818
      273,665     Legal & General Group PLC.......................................................       711,970
                                                                                                    ------------
                                                                                                       1,427,788
                                                                                                    ------------
                  MUTUAL FUNDS
       25,211     3i Group PLC....................................................................       504,743
                                                                                                    ------------
                  NON - U.S. UTILITIES
       36,188     National Grid Group PLC.........................................................       296,493
       95,260     National Power PLC..............................................................       430,557
       35,422     United Utilities PLC............................................................       338,357
                                                                                                    ------------
                                                                                                       1,065,407
                                                                                                    ------------
                  OIL & GAS PRODUCTION
       75,784     LASMO PLC.......................................................................       126,830
                                                                                                    ------------
                  OIL REFINING/MARKETING
       22,507     Burmah Castrol PLC..............................................................       552,334
                                                                                                    ------------
                  OIL/GAS TRANSMISSION
      269,148     BG Group PLC....................................................................     1,601,096
      373,042     Centrica PLC....................................................................     1,321,052
                                                                                                    ------------
                                                                                                       2,922,148
                                                                                                    ------------
                  OTHER METALS/MINERALS
       34,054     Rio Tinto PLC (Registered Shares)...............................................       526,282
                                                                                                    ------------
                  OTHER SPECIALTY STORES
       78,804     Kingfisher PLC..................................................................       643,509
                                                                                                    ------------
                  PACKAGED FOODS
      323,762     Unilever PLC....................................................................     1,937,296
                                                                                                    ------------
                  PAPER
       52,009     Arjo Wiggins Appleton PLC.......................................................       152,877
       34,696     Rexam PLC.......................................................................       132,165
                                                                                                    ------------
                                                                                                         285,042
                                                                                                    ------------
                  RAILROADS
       25,134     Railtrack Group PLC.............................................................       317,380
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  REAL ESTATE
      285,589     British Land Company PLC........................................................  $  1,897,400
      132,000     Burford Holdings PLC............................................................       169,059
      144,583     Canary Wharf Finance PLC*.......................................................       788,228
       47,430     Capital Shopping Centers PLC....................................................       279,203
       10,500     Frogmore Estates PLC............................................................        73,470
      311,150     Grantchester Holdings PLC.......................................................       698,337
      119,110     Great Portland Estates PLC......................................................       388,309
       91,560     Hammerson PLC...................................................................       599,419
      160,459     Land Securities PLC.............................................................     1,930,247
      155,204     MEPC PLC........................................................................     1,047,418
      145,754     Slough Estates PLC..............................................................       803,667
       82,290     Wates City of London Properties PLC.............................................        95,860
                                                                                                    ------------
                                                                                                       8,770,617
                                                                                                    ------------
                  RESTAURANTS
       94,686     Granada Group PLC...............................................................       920,635
                                                                                                    ------------
                  SEMICONDUCTORS
       40,035     ARM Holdings PLC*...............................................................       407,294
                                                                                                    ------------
                  SPECIALTY CHEMICALS
       37,745     Boc Group PLC...................................................................       619,672
                                                                                                    ------------
                  SPECIALTY FOODS/CANDY
      199,751     Cadbury Schweppes PLC...........................................................     1,362,012
       38,568     Tate & Lyle PLC.................................................................       135,682
                                                                                                    ------------
                                                                                                       1,497,694
                                                                                                    ------------
                  SPECIALTY STEELS
       73,607     Corus Group PLC.................................................................        98,321
                                                                                                    ------------
                  TELECOMMUNICATIONS
       48,943     British Telecommunications PLC..................................................       874,970
                                                                                                    ------------
                  TOBACCO
      176,838     British American Tobacco PLC....................................................     1,066,386
                                                                                                    ------------
                  WATER SUPPLY
        6,663     Angian Water PLC................................................................        60,309
       35,807     Thames Water PLC................................................................       450,485
                                                                                                    ------------
                                                                                                         510,794
                                                                                                    ------------

                  TOTAL UNITED KINGDOM............................................................   105,210,397
                                                                                                    ------------

                  TOTAL COMMON AND PREFERRED STOCKS, BONDS AND WARRANTS
                  (IDENTIFIED COST $613,502,781)..................................................   619,984,287
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  SHORT-TERM INVESTMENT (a)(30.1%)
                  U.S. GOVERNMENT AGENCY
      238,000  K  Federal Home Loan Mortgage Corp. 5.88% due 05/01/00 (AMORTIZED COST
                    $237,974,084).................................................................  $237,974,084
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $851,476,865) (b)........................................................  108.5%    857,958,375

LIABILITIES IN EXCESS OF OTHER ASSETS.....................................................   (8.5)    (67,444,252)
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 790,514,122
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

ADR  American Depository Receipt.
GDR  Global Depository Receipt.
 K   In thousands.
 + Some or all of these securities are segregated in connection with open forward foreign currency contracts.
++ Consists of one or more class of securities traded together as a unit; stock with attached warrants.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $49,517,377 and the aggregate gross unrealized depreciation is $43,035,868, resulting in net unrealized appreciation of $6,481,509.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

FUTURES CONTRACTS OPEN AT APRIL 30, 2000:

     NUMBER OF              LONG/         DESCRIPTION, DELIVERY MONTH,  UNDERLYING FACE    UNREALIZED
     CONTRACTS              SHORT                   AND YEAR            AMOUNT AT VALUE    GAIN/LOSS
-------------------------------------------------------------------------------------------------------
                123                 Long  IBEX 35 PLUS May/2000            12,500,023     $    410,332
                318                 Long  CAC40 10EU May/2000              18,142,976          455,273
                 83                 Long  EURX DAX INDEX June/2000         14,711,222         (727,533)
                 43                 Long  MIB 30 INDEX June/2000            9,610,192         (770,220)
                 72                 Long  FTSE 100 June/2000                7,526,555         (386,739)
                 27                 Long  HKFE June/2000                    2,721,110          (36,397)
                 39                 Long  TSE TOPIX 100 June/2000           6,090,934         (117,133)
                 40                 Long  TSE TOPIX 100 June/2000           6,248,960         (121,985)
                180                 Long  TSE TOPIX 100 June/2000           6,191,664         (291,101)
                 15                 Long  TSE TOPIX 100 June/2000           6,062,286           24,258
                 15                 Long  TSE TOPIX 100 June/2000           6,067,831           22,179
                 18                 Long  TSE TOPIX 100 June/2000           6,077,072           22,456
                 13                 Long  TSE TOPIX 100 June/2000           6,078,921           15,618
                 26                 Long  TSE TOPIX 100 June/2000           6,086,314           26,430
                 15                 Long  TSE TOPIX 100 June/2000           6,088,162           14,555
                 16                 Long  TSE TOPIX 100 June/2000           6,090,010           14,786
                 18                 Long  TSE TOPIX 100 June/2000           6,091,858           15,803
                 14                 Long  TSE TOPIX 100 June/2000           6,093,707           11,644
                 15                 Long  TSE TOPIX 100 June/2000           6,099,251           10,396
                                                                                          ------------
            Net unrealized loss........................................................   $ (1,407,378)
                                                                                          ============

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2000:

                                                       UNREALIZED
     CONTRACTS           IN EXCHANGE      DELIVERY    APPRECIATION
    TO DELIVER               FOR            DATE     (DEPRECIATION)
-------------------------------------------------------------------
 $       1,650,616     JPY   175,097,322   5/01/00         (32,491)
 $       7,334,847     GBP     4,637,245   5/02/00        (132,277)
 $       1,592,206     GBP     1,009,662   5/02/00         (24,000)
 $       1,101,160     EUR     1,190,533   5/02/00         (18,965)
 $       1,254,535     EUR     1,356,269   5/03/00         (21,687)
 $          76,732      SEK      685,751   5/03/00             (44)
 $       6,094,754     SEK    54,415,187   5/04/00          (9,474)
 $       9,517,817     EUR    10,458,794   5/04/00         (10,773)
 $      17,069,147     EUR    18,743,504   5/04/00         (31,302)
 $         228,980      GBP      145,569   5/05/00          (2,882)
 $         255,158      GBP      164,203   5/05/00            (118)
 $       1,414,986      GBP      908,819   5/08/00          (3,408)
 $          25,828      GBP       16,615   5/08/00             (22)
 JPY   767,139,000   $         7,182,008   5/08/00          80,184
 JPY   673,514,000   $         6,134,007   5/08/00        (101,079)
JPY  2,176,798,350   $        20,097,852   5/08/00         (53,956)
 JPY   848,102,040   $         7,824,000   5/08/00         (27,343)
 JPY   929,168,000   $         8,714,763   5/08/00         112,948
 JPY    34,251,000   $           321,455   5/08/00           4,375
 $      37,151,707    JPY  3,912,669,174   5/08/00        (929,996)

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2000:

                                                       UNREALIZED
     CONTRACTS           IN EXCHANGE      DELIVERY    APPRECIATION
    TO DELIVER               FOR            DATE     (DEPRECIATION)
-------------------------------------------------------------------
 $       3,824,718     JPY   400,448,000   5/08/00        (117,553)
 $       3,788,883     JPY   396,696,000   5/08/00        (116,451)
 $      11,938,122    JPY  1,264,844,000   5/08/00        (228,772)
JPY  1,518,985,000   $        14,289,134   5/08/00         227,063
JPY  1,971,930,697   $        18,793,000   5/08/00         537,763
 $      12,082,116    JPY  1,227,543,000   5/08/00        (718,082)
 $      24,022,083    JPY  2,507,031,181   5/08/00        (813,129)
 JPY   789,343,268   $         7,594,586   5/08/00         287,205
 $         337,330      EUR      364,406   5/15/00          (6,086)
 $      19,742,526     EUR    21,707,082   5/31/00         (10,788)
 $       9,694,796     EUR    10,632,007   5/31/00         (30,301)
 $       2,520,243     EUR     2,764,455   5/31/00          (7,353)
 $      52,368,328     EUR    54,066,000   6/07/00      (3,083,564)
  EUR   16,490,000   $        16,053,510   6/07/00       1,021,775
 $       3,110,469     EUR     3,207,000   6/07/00        (187,075)
 $         765,991      EUR      796,000   6/12/00         (40,158)
  EUR   15,055,625   $        14,427,805   6/12/00         699,334
 $      18,072,615     EUR    18,574,880   6/12/00      (1,127,743)
 $       2,529,634     GBP     1,598,000   6/12/00         (46,742)
  GBP    1,790,000   $         2,799,560   6/12/00          18,348
 $       7,796,390     GBP     4,900,000   6/12/00        (183,015)
 $      39,899,330    JPY  4,139,754,960   6/19/00      (1,193,965)
JPY  1,565,500,000   $        15,210,104   6/19/00         607,559
 $      12,029,254    JPY  1,241,395,000   6/19/00        (358,980)
 JPY   667,308,926   $         6,440,895   7/21/00         180,139
 $       9,500,000     JPY   987,050,000   7/21/00        (239,403)
 JPY   175,097,000   $         1,674,768   7/21/00          31,991
                                                      ------------
      Net unrealized depreciation..................   $ (6,100,294)
                                                      ============

CURRENCY ABBREVIATION:
------------------------

AUD  Australian Dollar.
EUR  Euro.
GBP  British Pound.
JPY  Japanese Yen.
SEK  Swedish Krona.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
SUMMARY OF INVESTMENTS APRIL 30, 2000 (UNAUDITED)

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Advertising.......................................................................  $    521,953      0.1%
Aerospace.........................................................................     4,635,970      0.6
Air Freight/Delivery Services.....................................................     1,539,782      0.2
Airlines..........................................................................     3,300,263      0.4
Alcoholic Beverages...............................................................    12,282,798      1.6
Apparel...........................................................................       465,728      0.1
Assisted Living Services..........................................................       136,128      0.0
Auto Parts: O.E.M.................................................................     3,281,029      0.4
Automotive Aftermarket............................................................     1,786,573      0.2
Banking...........................................................................    27,437,076      3.5
Beverages - Non-Alcoholic.........................................................       336,594      0.0
Books/Magazines...................................................................       436,576      0.1
Broadcasting......................................................................     1,892,827      0.2
Building Materials................................................................     1,784,854      0.2
Building Products.................................................................       816,450      0.1
Cable Television..................................................................     4,068,983      0.5
Casino/Gambling...................................................................       466,058      0.1
Catalog/Specialty Distribution....................................................       323,316      0.0
Cellular Telephone................................................................    14,092,124      1.8
Clothing/Shoe/Accessory Stores....................................................     2,208,693      0.3
Computer Software.................................................................     4,849,291      0.6
Computer Software & Services......................................................       568,882      0.1
Computer/Video Chains.............................................................       292,752      0.0
Construction/Agricultural Equipment/Trucks........................................     2,561,155      0.3
Consumer Electronics/Appliances...................................................     9,298,727      1.2
Consumer Specialties..............................................................     1,413,340      0.2
Containers/Packaging..............................................................       672,788      0.1
Department Stores.................................................................     1,418,746      0.2
Diversified Commercial Services...................................................     7,156,799      0.9
Diversified Electronic Products...................................................    29,519,673      3.7
Diversified Financial Services....................................................    16,766,533      2.1
Diversified Manufacturing.........................................................     4,481,295      0.6
Drugstore Chains..................................................................       402,908      0.1
E.D.P. Peripherals................................................................       498,156      0.1
E.D.P. Services...................................................................     2,819,837      0.4
Electric Utilities................................................................     5,984,426      0.8
Electric Utilities: West..........................................................       322,190      0.0
Electrical Products...............................................................     5,296,850      0.7
Electronic Components.............................................................     4,358,906      0.6
                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Electronic Data Processing........................................................  $  4,012,099      0.5%
Electronic Distributors...........................................................     5,462,497      0.7
Electronic Production Equipment...................................................     3,291,470      0.4
Engineering & Construction........................................................     6,157,559      0.8
Farming/Seeds/Milling.............................................................       313,881      0.0
Finance...........................................................................     3,993,234      0.5
Finance Companies.................................................................     3,750,097      0.5
Financial Publishing/Services.....................................................     2,177,884      0.3
Fluid Controls....................................................................       600,203      0.1
Food Chains.......................................................................    10,794,768      1.4
Food Distributors.................................................................       158,692      0.0
Forest Products...................................................................        93,655      0.0
Home Building.....................................................................     1,186,682      0.2
Hotels/Resorts....................................................................     1,023,109      0.1
Industrial Machinery/Components...................................................     5,677,739      0.7
Industrial Specialties............................................................     1,631,182      0.2
Integrated Oil Companies..........................................................    26,785,280      3.4
International Banks...............................................................    41,417,911      5.2
Investment Bankers/Brokers/Services...............................................     5,777,383      0.7
Investment Managers...............................................................       410,449      0.1
Life Insurance....................................................................     9,682,764      1.2
Major Chemicals...................................................................     7,832,527      1.0
Major Pharmaceuticals.............................................................    47,311,118      6.0
Marine Transportation.............................................................     1,034,189      0.1
Meat/Poultry/Fish.................................................................       479,346      0.1
Media Conglomerates...............................................................     3,022,089      0.4
Medical Specialties...............................................................     1,499,415      0.2
Medical/Dental Distributors.......................................................       132,787      0.0
Metals Fabrications...............................................................     1,073,983      0.1
Military/Gov't/Technical..........................................................       494,637      0.1
Motor Vehicles....................................................................    18,404,931      2.3
Movies/Entertainment..............................................................     1,690,221      0.2
Multi-Line Insurance..............................................................    15,125,854      1.9
Multi-Sector Companies............................................................    17,262,853      2.2
Mutual Funds......................................................................       504,743      0.1
Natural Gas.......................................................................     2,633,379      0.3
Newspapers........................................................................     1,678,669      0.2
Non - U.S. Utilities..............................................................     6,614,496      0.8
Office Equipment/Supplies.........................................................     3,018,614      0.4
Oil & Gas Production..............................................................       248,408      0.0
Oil Refining/Marketing............................................................    13,578,660      1.6
Oil/Gas Transmission..............................................................     2,922,148      0.4
Other Consumer Services...........................................................     1,272,322      0.2

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
SUMMARY OF INVESTMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Other Metals/Minerals.............................................................  $  2,271,448      0.3%
Other Pharmaceuticals.............................................................     5,858,941      0.6
Other Specialty Stores............................................................     4,399,643      0.6
Other Telecommunications..........................................................     8,089,792      1.0
Other Transportation..............................................................       452,512      0.1
Package Goods/Cosmetics...........................................................     7,582,421      1.0
Packaged Foods....................................................................    15,246,093      1.9
Paints/Coatings...................................................................       452,793      0.1
Paper.............................................................................     2,438,708      0.3
Photographic Products.............................................................     2,035,856      0.3
Precious Metals...................................................................        58,399      0.0
Precision Instruments.............................................................       365,955      0.0
Printing/Forms....................................................................     1,979,151      0.3
Property - Casualty Insurers......................................................     3,722,279      0.4
Railroads.........................................................................     4,212,953      0.5
Real Estate.......................................................................    20,138,830      2.5
Recreational Products/Toys........................................................     2,318,631      0.3
Restaurants.......................................................................     1,795,420      0.2
Semiconductors....................................................................     3,032,117      0.4
Specialty Chemicals...............................................................     5,789,649      0.6
Specialty Foods/Candy.............................................................     2,909,010      0.4
Specialty Steels..................................................................       560,262      0.1
                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Steel/Iron Ore....................................................................  $  2,196,462      0.3%
Telecommunications................................................................     4,808,501      0.6
Telecommunications Equipment......................................................    43,327,061      5.5
Textiles..........................................................................       836,614      0.1
Tobacco...........................................................................     2,467,312      0.3
U.S. Government Agency............................................................   237,974,084     30.1
Utilities.........................................................................     6,198,146      0.8
Water Supply......................................................................       751,720      0.1
Wholesale Distributors............................................................       956,656      0.1
                                                                                    ------------    -----
                                                                                    $857,958,375    108.5%
                                                                                    ------------    -----
                                                                                    ------------    -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                     VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks.....................................................................  $609,589,520     77.1%
Corporate Bonds...................................................................        12,842      0.0
Preferred Stocks..................................................................    10,320,156      1.3
Short-Term Investments............................................................   237,974,084     30.1
Warrants..........................................................................        61,773      0.0
                                                                                    ------------    -----
                                                                                    $857,958,375    108.5%
                                                                                    ------------    -----
                                                                                    ------------    -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $851,476,865)..............................................................  $857,958,375
Cash (including $518,461 in foreign currency and $15,505,338 segregated in connection with
  open futures contracts).....................................................................    17,971,558
Receivable for:
    Shares of beneficial interest sold........................................................     4,697,097
    Dividends.................................................................................     1,536,651
    Foreign withholding taxes reclaimed.......................................................       113,155
    Investments sold..........................................................................        37,613
Deferred offering costs.......................................................................        17,708
Prepaid expenses and other assets.............................................................       149,524
                                                                                                ------------
     TOTAL ASSETS.............................................................................   882,481,681
                                                                                                ------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts............................     6,100,294
Payable for:
    Investments purchased.....................................................................    80,374,195
    Variation margin on futures contracts.....................................................     2,203,690
    Shares of beneficial interest repurchased.................................................     1,879,712
    Investment management fee.................................................................       653,531
    Plan of distribution fee..................................................................       583,188
Accrued expenses and other payables...........................................................       172,949
                                                                                                ------------
     TOTAL LIABILITIES........................................................................    91,967,559
                                                                                                ------------
     NET ASSETS...............................................................................  $790,514,122
                                                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $729,897,621
Net unrealized depreciation...................................................................      (473,396)
Accumulated net investment loss...............................................................      (645,593)
Accumulated undistributed net realized gain...................................................    61,735,490
                                                                                                ------------
     NET ASSETS...............................................................................  $790,514,122
                                                                                                ============
CLASS A SHARES:
Net Assets....................................................................................  $ 45,469,989
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     4,053,848
     NET ASSET VALUE PER SHARE................................................................        $11.22
                                                                                                ============
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................        $11.84
                                                                                                ============
CLASS B SHARES:
Net Assets....................................................................................  $610,733,592
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    54,763,384
     NET ASSET VALUE PER SHARE................................................................        $11.15
                                                                                                ============
CLASS C SHARES:
Net Assets....................................................................................  $ 81,557,595
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     7,312,997
     NET ASSET VALUE PER SHARE................................................................        $11.15
                                                                                                ============
CLASS D SHARES:
Net Assets....................................................................................  $ 52,752,946
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     4,693,624
     NET ASSET VALUE PER SHARE................................................................        $11.24
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

NET INVESTMENT INCOME

INCOME
Interest......................................................................................  $  4,095,229
Dividends (net of $398,710 foreign withholding tax)...........................................     3,528,937
                                                                                                ------------

     TOTAL INCOME.............................................................................     7,624,166
                                                                                                ------------

EXPENSES
Investment management fee.....................................................................     3,577,870
Plan of distribution fee (Class A shares).....................................................        54,734
Plan of distribution fee (Class B shares).....................................................     2,833,718
Plan of distribution fee (Class C shares).....................................................       396,682
Transfer agent fees and expenses..............................................................       361,953
Custodian fees................................................................................       133,937
Registration fees.............................................................................        92,209
Offering costs................................................................................        54,666
Shareholder reports and notices...............................................................        38,513
Professional fees.............................................................................        35,052
Trustees' fees and expenses...................................................................         6,998
Other.........................................................................................        37,280
                                                                                                ------------

     TOTAL EXPENSES...........................................................................     7,623,612
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................           554
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
    Investments...............................................................................    51,654,982
    Futures contracts.........................................................................    17,273,522
    Foreign exchange transactions.............................................................    (5,873,727)
                                                                                                ------------

     NET GAIN.................................................................................    63,054,777
                                                                                                ------------
Net change in unrealized appreciation on:
    Investments...............................................................................   (24,434,462)
    Futures contracts.........................................................................    (2,348,958)
    Translation of forward foreign currency contracts and other assets and liabilities
      denominated in foreign currencies.......................................................    (5,888,677)
                                                                                                ------------

     NET DEPRECIATION.........................................................................   (32,672,097)
                                                                                                ------------

     NET GAIN.................................................................................    30,382,680
                                                                                                ------------

NET INCREASE..................................................................................  $ 30,383,234
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                               FOR THE PERIOD
                                                                               FOR THE SIX     JUNE 28, 1999*
                                                                               MONTHS ENDED       THROUGH
                                                                              APRIL 30, 2000  OCTOBER 31, 1999
--------------------------------------------------------------------------------------------------------------
                                                                               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)................................................   $        554     $   (687,252)
Net realized gain (loss)....................................................     63,054,777       (3,486,865)
Net change in unrealized appreciation.......................................    (32,672,090)      32,198,701
                                                                               ------------     ------------

     NET INCREASE...........................................................     30,383,234       28,024,584
Net increase from transactions in shares of beneficial interest.............    185,219,683      546,786,621
                                                                               ------------     ------------

     NET INCREASE...........................................................    215,602,917      574,811,205

NET ASSETS:
Beginning of period.........................................................    574,911,205          100,000
                                                                               ------------     ------------

     END OF PERIOD
    (INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF $645,593 AND $646,146,
    RESPECTIVELY)...........................................................   $790,514,122     $574,911,205
                                                                               ============     ============

---------------------

 *   Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2000 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter International Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of international common stocks and other equity securities. The Fund was organized as a Massachusetts Business trust on October 23, 1998 and had no operations others than those relating to organizational matters and issuance of 2,500 shares of beneficial interest by each class for $25,000 to Morgan Stanley Dean Witter Advisors Inc. ("Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations June 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares, are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager or Morgan Stanley Dean Witter Investment Management Inc. (the "Sub-Advisor"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon; rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirement of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

I. OFFERING COSTS -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $153,000, which was reimbursed for the full amount thereof. Such expenses were deferred and are being amortized by the Fund on the straight-line method over a period of approximately one year or less from the commencement of operations.

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.00% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $25,685,542 at April 30, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $3,564, $918,736, and $70,192, respectively and received $111,488 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2000 aggregated $368,284,010 and $290,004,472, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent.

5. FEDERAL INCOME TAX STATUS

As of October 31, 1999, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies and open forward foreign currency exchange contracts and capital loss deferrals on wash sales.

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. The Fund may also purchase and sell interest rate, currency and index futures contracts ("futures contracts") that are traded on U.S. and foreign commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills and GNMA Certificates and/or any foreign government fixed-income security, on various currencies and on such indexes of U.S. and foreign securities as may exist or come into existence.

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

change in the foreign exchange rates underlying the forward contracts or an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At April 30, 2000, there were outstanding forward contracts used to manage foreign currency exposure and outstanding index futures.

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                     FOR THE PERIOD
                                                                           FOR THE SIX               JUNE 28, 1999*
                                                                          MONTHS ENDED                   THROUGH
                                                                         APRIL 30, 2000             OCTOBER 31, 1999
                                                                   ---------------------------  -------------------------
                                                                           (UNAUDITED)
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  ------------
CLASS A
Sold.............................................................    7,458,117  $  84,957,803    5,501,684   $ 55,679,553
Redeemed.........................................................   (7,046,034)   (80,573,364)  (1,862,419)   (19,164,117)
                                                                   -----------  -------------   ----------   ------------
Net increase - Class A...........................................      412,083      4,384,439    3,639,265     36,515,436
                                                                   -----------  -------------   ----------   ------------
CLASS B
Sold.............................................................   21,313,228    243,015,995   46,196,462    464,151,607
Redeemed.........................................................  (10,664,871)  (122,399,870)  (2,083,935)   (21,345,154)
                                                                   -----------  -------------   ----------   ------------
Net increase - Class B...........................................   10,648,357    120,616,125   44,112,527    442,806,153
                                                                   -----------  -------------   ----------   ------------
CLASS C
Sold.............................................................    2,251,914     25,641,700    7,186,009     72,115,535
Redeemed.........................................................   (1,558,333)   (17,908,329)    (569,093)    (5,816,388)
                                                                   -----------  -------------   ----------   ------------
Net increase - Class C...........................................      693,581      7,733,371    6,616,916     66,299,147
                                                                   -----------  -------------   ----------   ------------
CLASS D
Sold.............................................................    6,868,186     78,681,494    1,075,888     11,093,524
Redeemed.........................................................   (2,300,891)   (26,195,746)    (952,059)    (9,927,939)
                                                                   -----------  -------------   ----------   ------------
Net increase - Class D...........................................    4,567,295     52,485,748      123,829      1,165,585
                                                                   -----------  -------------   ----------   ------------
Net increase in Fund.............................................   16,321,316  $ 185,219,683   54,492,537   $546,786,621
                                                                   ===========  =============   ==========   ============

---------------------

 *   Commencement of operations.

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                  FOR THE PERIOD
                                                               FOR THE SIX        JUNE 28, 1999*
                                                               MONTHS ENDED          THROUGH
                                                              APRIL 30, 2000     OCTOBER 31, 1999
-------------------------------------------------------------------------------------------------
                                                              (UNAUDITED)

CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................     $ 10.57             $ 10.00
                                                                 -------             -------

Income from investment operations:
   Net investment income....................................        0.04                0.01
   Net realized and unrealized gain.........................        0.61                0.56
                                                                 -------             -------

Total income from investment operations.....................        0.65                0.57
                                                                 -------             -------

Net asset value, end of period..............................     $ 11.22             $ 10.57
                                                                 =======             =======

TOTAL RETURN+(1)............................................        6.15%               5.70%

RATIOS TO AVERAGE NET ASSETS(2)(3):
Expenses....................................................        1.46%               1.81%

Net investment income.......................................        0.67%               0.31%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................     $45,469             $38,506

Portfolio turnover rate(1)..................................          51%                 14%

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                  FOR THE PERIOD
                                                               FOR THE SIX        JUNE 28, 1999*
                                                               MONTHS ENDED          THROUGH
                                                              APRIL 30, 2000     OCTOBER 31, 1999
-------------------------------------------------------------------------------------------------
                                                              (UNAUDITED)

CLASS B SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................     $  10.55            $  10.00
                                                                 --------            --------

Income (loss) from investment operations:
   Net investment loss......................................        (0.01)              (0.02)
   Net realized and unrealized gain.........................         0.61                0.57
                                                                 --------            --------

Total income from investment operations.....................         0.60                0.55
                                                                 --------            --------

Net asset value, end of period..............................     $  11.15            $  10.55
                                                                 ========            ========

TOTAL RETURN+(1)............................................         5.69 %              5.50 %

RATIOS TO AVERAGE NET ASSETS(2)(3):

Expenses....................................................         2.21 %              2.56 %

Net investment loss.........................................        (0.08)%             (0.44)%

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands.....................     $610,734            $465,258

Portfolio turnover rate(1)..................................           51 %                14 %

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                  FOR THE PERIOD
                                                               FOR THE SIX        JUNE 28, 1999*
                                                               MONTHS ENDED          THROUGH
                                                              APRIL 30, 2000     OCTOBER 31, 1999
-------------------------------------------------------------------------------------------------
                                                              (UNAUDITED)

CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................     $ 10.55             $ 10.00
                                                                 -------             -------

Income (loss) from investment operations:
   Net investment loss......................................       (0.01)              (0.02)
   Net realized and unrealized gain.........................        0.61                0.57
                                                                 -------             -------

Total income from investment operations.....................        0.60                0.55
                                                                 -------             -------

Net asset value, end of period..............................     $ 11.15             $ 10.55
                                                                 =======             =======

TOTAL RETURN+(1)............................................        5.69 %              5.50 %

RATIOS TO AVERAGE NET ASSETS(2)(3):

Expenses....................................................        2.21 %              2.56 %

Net investment loss.........................................       (0.08)%             (0.44)%

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands.....................     $81,558             $69,811

Portfolio turnover rate(1)..................................          51 %                14 %

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                  FOR THE PERIOD
                                                               FOR THE SIX        JUNE 28, 1999*
                                                               MONTHS ENDED          THROUGH
                                                              APRIL 30, 2000     OCTOBER 31, 1999
-------------------------------------------------------------------------------------------------
                                                              (UNAUDITED)

CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................     $ 10.58              $10.00
                                                                 -------              ------

Income from investment operations:
   Net investment income....................................        0.08                0.01
   Net realized and unrealized gain.........................        0.58                0.57
                                                                 -------              ------

Total income from investment operations.....................        0.66                0.58
                                                                 -------              ------

Net asset value, end of period..............................     $ 11.24              $10.58
                                                                 =======              ======

TOTAL RETURN+(1)............................................        6.24%               5.80%

RATIOS TO AVERAGE NET ASSETS(2)(3):

Expenses....................................................        1.21%               1.56%

Net investment income.......................................        0.92%               0.56%

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands.....................     $52,753              $1,336

Portfolio turnover rate(1)..................................          51%                 14%

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       39